Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.8%)
Communications (12.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	95	91
	Activision Blizzard Inc.	2.500%	9/15/50	215	137
	Alphabet Inc.	3.375%	2/25/24	55	55
	Alphabet Inc.	0.450%	8/15/25	50	45
	Alphabet Inc.	1.998%	8/15/26	190	177
	Alphabet Inc.	0.800%	8/15/27	95	83
	Alphabet Inc.	1.100%	8/15/30	200	159
	Alphabet Inc.	1.900%	8/15/40	135	93
	Alphabet Inc.	2.050%	8/15/50	236	148
	Alphabet Inc.	2.250%	8/15/60	150	91
	America Movil SAB de CV	3.625%	4/22/29	200	184
	America Movil SAB de CV	2.875%	5/7/30	165	142
	America Movil SAB de CV	4.700%	7/21/32	40	39
	America Movil SAB de CV	6.375%	3/1/35	75	81
	America Movil SAB de CV	6.125%	3/30/40	160	165
	America Movil SAB de CV	4.375%	7/16/42	55	47
	America Movil SAB de CV	4.375%	4/22/49	145	125
	AT&T Inc.	0.900%	3/25/24	155	147
	AT&T Inc.	1.700%	3/25/26	350	314
	AT&T Inc.	3.800%	2/15/27	70	68
	AT&T Inc.	4.250%	3/1/27	235	231
	AT&T Inc.	2.300%	6/1/27	355	320
	AT&T Inc.	1.650%	2/1/28	125	107
[1]	AT&T Inc.	4.100%	2/15/28	130	126
	AT&T Inc.	4.350%	3/1/29	355	341
[1]	AT&T Inc.	4.300%	2/15/30	300	285
	AT&T Inc.	2.750%	6/1/31	220	185
	AT&T Inc.	2.250%	2/1/32	315	250
	AT&T Inc.	2.550%	12/1/33	410	322
	AT&T Inc.	4.500%	5/15/35	180	165
	AT&T Inc.	4.850%	3/1/39	104	95
	AT&T Inc.	3.500%	6/1/41	270	207
	AT&T Inc.	4.300%	12/15/42	195	164
	AT&T Inc.	4.350%	6/15/45	155	129
	AT&T Inc.	4.750%	5/15/46	235	205
	AT&T Inc.	4.500%	3/9/48	200	168
	AT&T Inc.	4.550%	3/9/49	125	106
	AT&T Inc.	3.650%	6/1/51	350	257
	AT&T Inc.	3.300%	2/1/52	55	38
	AT&T Inc.	3.500%	9/15/53	805	568
	AT&T Inc.	3.550%	9/15/55	800	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.800%	12/1/57	522	380
	AT&T Inc.	3.650%	9/15/59	625	431
	AT&T Inc.	3.850%	6/1/60	225	164
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	135	117
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	10	7
	Booking Holdings Inc.	3.600%	6/1/26	130	126
	Booking Holdings Inc.	4.625%	4/13/30	140	137
	British Telecommunications plc	9.625%	12/15/30	165	199
[1]	Charter Communications Operating LLC	4.500%	2/1/24	110	109
	Charter Communications Operating LLC	4.908%	7/23/25	355	349
	Charter Communications Operating LLC	3.750%	2/15/28	115	105
	Charter Communications Operating LLC	4.200%	3/15/28	125	116
	Charter Communications Operating LLC	2.250%	1/15/29	140	115
	Charter Communications Operating LLC	5.050%	3/30/29	195	186
	Charter Communications Operating LLC	2.800%	4/1/31	260	206
	Charter Communications Operating LLC	2.300%	2/1/32	150	112
	Charter Communications Operating LLC	4.400%	4/1/33	145	127
	Charter Communications Operating LLC	6.384%	10/23/35	225	221
	Charter Communications Operating LLC	5.375%	4/1/38	160	137
	Charter Communications Operating LLC	3.500%	6/1/41	195	132
	Charter Communications Operating LLC	3.500%	3/1/42	200	135
	Charter Communications Operating LLC	6.484%	10/23/45	360	339
	Charter Communications Operating LLC	5.375%	5/1/47	230	190
	Charter Communications Operating LLC	5.750%	4/1/48	228	195
	Charter Communications Operating LLC	5.125%	7/1/49	80	63
	Charter Communications Operating LLC	4.800%	3/1/50	190	144
	Charter Communications Operating LLC	3.700%	4/1/51	210	134
	Charter Communications Operating LLC	3.900%	6/1/52	280	185
	Charter Communications Operating LLC	3.850%	4/1/61	270	167
	Charter Communications Operating LLC	4.400%	12/1/61	180	122
	Charter Communications Operating LLC	3.950%	6/30/62	140	88
	Charter Communications Operating LLC	5.500%	4/1/63	120	97
	Comcast Corp.	3.700%	4/15/24	300	296
	Comcast Corp.	3.375%	2/15/25	65	63
	Comcast Corp.	3.375%	8/15/25	160	155
	Comcast Corp.	3.950%	10/15/25	360	354
	Comcast Corp.	3.150%	3/1/26	150	144
	Comcast Corp.	2.350%	1/15/27	175	160
	Comcast Corp.	3.300%	2/1/27	215	205
	Comcast Corp.	3.150%	2/15/28	45	42
	Comcast Corp.	3.550%	5/1/28	185	176
	Comcast Corp.	4.150%	10/15/28	360	349
	Comcast Corp.	2.650%	2/1/30	250	218
	Comcast Corp.	3.400%	4/1/30	140	128
	Comcast Corp.	4.250%	10/15/30	140	135
	Comcast Corp.	1.950%	1/15/31	125	102
	Comcast Corp.	1.500%	2/15/31	55	43
	Comcast Corp.	4.250%	1/15/33	175	166
	Comcast Corp.	7.050%	3/15/33	75	87
	Comcast Corp.	4.200%	8/15/34	115	108
	Comcast Corp.	5.650%	6/15/35	110	116
	Comcast Corp.	4.400%	8/15/35	85	81
	Comcast Corp.	3.200%	7/15/36	135	111
	Comcast Corp.	3.900%	3/1/38	190	167
	Comcast Corp.	4.600%	10/15/38	60	56
	Comcast Corp.	3.250%	11/1/39	70	56
	Comcast Corp.	3.750%	4/1/40	200	168
	Comcast Corp.	4.600%	8/15/45	20	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.400%	7/15/46	160	121
	Comcast Corp.	4.000%	8/15/47	135	112
	Comcast Corp.	3.969%	11/1/47	240	195
	Comcast Corp.	4.000%	3/1/48	160	132
	Comcast Corp.	4.700%	10/15/48	108	99
	Comcast Corp.	3.999%	11/1/49	270	220
	Comcast Corp.	3.450%	2/1/50	75	56
	Comcast Corp.	2.800%	1/15/51	217	143
	Comcast Corp.	2.887%	11/1/51	409	273
	Comcast Corp.	2.450%	8/15/52	225	138
	Comcast Corp.	4.049%	11/1/52	165	135
	Comcast Corp.	2.937%	11/1/56	552	355
	Comcast Corp.	4.950%	10/15/58	140	131
	Comcast Corp.	2.650%	8/15/62	145	86
	Comcast Corp.	2.987%	11/1/63	408	258
	Deutsche Telekom International Finance BV	8.750%	6/15/30	390	465
	Discovery Communications LLC	3.950%	3/20/28	210	189
	Discovery Communications LLC	4.125%	5/15/29	140	123
	Discovery Communications LLC	3.625%	5/15/30	60	51
	Discovery Communications LLC	5.200%	9/20/47	135	105
	Discovery Communications LLC	5.300%	5/15/49	75	59
	Discovery Communications LLC	4.650%	5/15/50	50	36
	Discovery Communications LLC	4.000%	9/15/55	100	64
	Electronic Arts Inc.	1.850%	2/15/31	130	104
	Electronic Arts Inc.	2.950%	2/15/51	95	65
	Expedia Group Inc.	3.800%	2/15/28	140	130
	Expedia Group Inc.	3.250%	2/15/30	120	103
	Fox Corp.	4.709%	1/25/29	295	284
	Fox Corp.	5.476%	1/25/39	165	152
	Fox Corp.	5.576%	1/25/49	123	111
	Grupo Televisa SAB	5.000%	5/13/45	30	26
	Grupo Televisa SAB	6.125%	1/31/46	150	149
	Grupo Televisa SAB	5.250%	5/24/49	80	71
[2]	Meta Platforms Inc.	3.500%	8/15/27	270	254
[2]	Meta Platforms Inc.	3.850%	8/15/32	295	264
[2]	Meta Platforms Inc.	4.450%	8/15/52	250	206
[2]	Meta Platforms Inc.	4.650%	8/15/62	150	123
	Omnicom Group Inc.	3.650%	11/1/24	125	122
	Omnicom Group Inc.	3.600%	4/15/26	90	87
	Omnicom Group Inc.	2.600%	8/1/31	95	79
	Orange SA	9.000%	3/1/31	264	327
	Orange SA	5.375%	1/13/42	140	139
	Orange SA	5.500%	2/6/44	65	65
	Paramount Global	4.000%	1/15/26	85	81
	Paramount Global	7.875%	7/30/30	140	151
	Paramount Global	4.950%	1/15/31	225	203
	Paramount Global	4.200%	5/19/32	200	166
	Paramount Global	6.875%	4/30/36	100	99
	Paramount Global	4.375%	3/15/43	70	49
	Paramount Global	5.850%	9/1/43	40	34
	Paramount Global	4.950%	5/19/50	85	63
[2]	Rogers Communications Inc.	2.950%	3/15/25	50	47
[2]	Rogers Communications Inc.	3.200%	3/15/27	125	117
[2]	Rogers Communications Inc.	3.800%	3/15/32	245	217
[2]	Rogers Communications Inc.	4.500%	3/15/42	95	81
	Rogers Communications Inc.	5.000%	3/15/44	95	84
	Rogers Communications Inc.	4.300%	2/15/48	70	55
	Rogers Communications Inc.	4.350%	5/1/49	145	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	3.700%	11/15/49	105	75
[2]	Rogers Communications Inc.	4.550%	3/15/52	220	179
	Take-Two Interactive Software Inc.	3.300%	3/28/24	135	132
	Telefonica Emisiones SA	4.103%	3/8/27	130	124
	Telefonica Emisiones SA	7.045%	6/20/36	175	183
	Telefonica Emisiones SA	4.665%	3/6/38	90	73
	Telefonica Emisiones SA	5.213%	3/8/47	315	256
	Telefonica Emisiones SA	4.895%	3/6/48	60	47
	Telefonica Emisiones SA	5.520%	3/1/49	155	132
	Telefonica Europe BV	8.250%	9/15/30	150	169
	TELUS Corp.	3.400%	5/13/32	120	104
	TELUS Corp.	4.600%	11/16/48	10	9
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	105	118
	Time Warner Cable LLC	6.550%	5/1/37	165	159
	Time Warner Cable LLC	7.300%	7/1/38	55	56
	Time Warner Cable LLC	6.750%	6/15/39	125	121
	Time Warner Cable LLC	5.875%	11/15/40	145	128
	Time Warner Cable LLC	5.500%	9/1/41	215	184
	Time Warner Cable LLC	4.500%	9/15/42	220	166
	T-Mobile USA Inc.	3.500%	4/15/25	390	378
	T-Mobile USA Inc.	1.500%	2/15/26	170	152
	T-Mobile USA Inc.	2.250%	2/15/26	170	156
	T-Mobile USA Inc.	2.625%	4/15/26	115	106
	T-Mobile USA Inc.	3.750%	4/15/27	405	384
	T-Mobile USA Inc.	4.750%	2/1/28	150	146
	T-Mobile USA Inc.	2.050%	2/15/28	185	160
	T-Mobile USA Inc.	3.375%	4/15/29	295	261
	T-Mobile USA Inc.	3.875%	4/15/30	750	689
	T-Mobile USA Inc.	2.550%	2/15/31	300	248
	T-Mobile USA Inc.	2.875%	2/15/31	95	79
	T-Mobile USA Inc.	3.500%	4/15/31	260	226
	T-Mobile USA Inc.	2.250%	11/15/31	150	119
	T-Mobile USA Inc.	2.700%	3/15/32	90	74
	T-Mobile USA Inc.	5.200%	1/15/33	130	131
	T-Mobile USA Inc.	4.375%	4/15/40	205	178
	T-Mobile USA Inc.	3.000%	2/15/41	300	217
	T-Mobile USA Inc.	4.500%	4/15/50	345	291
	T-Mobile USA Inc.	3.300%	2/15/51	355	247
	T-Mobile USA Inc.	3.400%	10/15/52	200	140
	T-Mobile USA Inc.	5.650%	1/15/53	160	160
	T-Mobile USA Inc.	3.600%	11/15/60	220	152
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	70	67
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	74	71
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	120	109
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	70	66
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	135	118
	VeriSign Inc.	2.700%	6/15/31	100	82
	Verizon Communications Inc.	0.750%	3/22/24	40	38
	Verizon Communications Inc.	3.500%	11/1/24	60	59
	Verizon Communications Inc.	3.376%	2/15/25	185	181
	Verizon Communications Inc.	0.850%	11/20/25	220	197
	Verizon Communications Inc.	1.450%	3/20/26	290	262
	Verizon Communications Inc.	2.625%	8/15/26	270	251
	Verizon Communications Inc.	4.125%	3/16/27	390	383
	Verizon Communications Inc.	3.000%	3/22/27	145	136
	Verizon Communications Inc.	2.100%	3/22/28	345	302
	Verizon Communications Inc.	4.329%	9/21/28	520	506
	Verizon Communications Inc.	3.875%	2/8/29	65	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.016%	12/3/29	395	373
	Verizon Communications Inc.	3.150%	3/22/30	155	138
	Verizon Communications Inc.	1.500%	9/18/30	130	102
	Verizon Communications Inc.	1.680%	10/30/30	215	169
	Verizon Communications Inc.	1.750%	1/20/31	225	176
	Verizon Communications Inc.	2.550%	3/21/31	395	329
	Verizon Communications Inc.	2.355%	3/15/32	252	203
	Verizon Communications Inc.	4.500%	8/10/33	260	247
	Verizon Communications Inc.	4.400%	11/1/34	212	196
	Verizon Communications Inc.	4.272%	1/15/36	122	109
	Verizon Communications Inc.	5.250%	3/16/37	200	201
	Verizon Communications Inc.	2.650%	11/20/40	250	172
	Verizon Communications Inc.	3.400%	3/22/41	300	231
	Verizon Communications Inc.	2.850%	9/3/41	155	110
	Verizon Communications Inc.	6.550%	9/15/43	10	11
	Verizon Communications Inc.	4.125%	8/15/46	235	194
	Verizon Communications Inc.	4.862%	8/21/46	200	182
	Verizon Communications Inc.	4.522%	9/15/48	120	106
	Verizon Communications Inc.	4.000%	3/22/50	215	174
	Verizon Communications Inc.	2.875%	11/20/50	325	211
	Verizon Communications Inc.	3.550%	3/22/51	505	374
	Verizon Communications Inc.	3.875%	3/1/52	145	113
	Verizon Communications Inc.	5.012%	8/21/54	20	19
	Verizon Communications Inc.	2.987%	10/30/56	345	218
	Verizon Communications Inc.	3.000%	11/20/60	330	206
	Verizon Communications Inc.	3.700%	3/22/61	335	241
	Vodafone Group plc	3.750%	1/16/24	118	117
	Vodafone Group plc	4.125%	5/30/25	220	217
	Vodafone Group plc	4.375%	5/30/28	150	148
	Vodafone Group plc	6.150%	2/27/37	190	194
	Vodafone Group plc	5.000%	5/30/38	90	84
	Vodafone Group plc	4.375%	2/19/43	125	105
	Vodafone Group plc	5.250%	5/30/48	320	289
	Vodafone Group plc	4.875%	6/19/49	180	155
	Vodafone Group plc	4.250%	9/17/50	155	123
	Walt Disney Co.	1.750%	8/30/24	140	133
	Walt Disney Co.	3.350%	3/24/25	85	83
	Walt Disney Co.	1.750%	1/13/26	200	184
	Walt Disney Co.	2.200%	1/13/28	140	126
	Walt Disney Co.	2.000%	9/1/29	255	216
	Walt Disney Co.	3.800%	3/22/30	115	108
	Walt Disney Co.	2.650%	1/13/31	240	207
	Walt Disney Co.	6.200%	12/15/34	115	127
	Walt Disney Co.	6.400%	12/15/35	110	123
	Walt Disney Co.	6.650%	11/15/37	130	150
	Walt Disney Co.	4.625%	3/23/40	75	71
	Walt Disney Co.	3.500%	5/13/40	155	128
	Walt Disney Co.	2.750%	9/1/49	90	61
	Walt Disney Co.	4.700%	3/23/50	175	165
	Walt Disney Co.	3.600%	1/13/51	325	255
	Walt Disney Co.	3.800%	5/13/60	90	71
[2]	Warnermedia Holdings Inc.	3.428%	3/15/24	165	160
[2]	Warnermedia Holdings Inc.	3.638%	3/15/25	165	158
[2]	Warnermedia Holdings Inc.	3.755%	3/15/27	410	374
[2]	Warnermedia Holdings Inc.	4.054%	3/15/29	140	123
[2]	Warnermedia Holdings Inc.	4.279%	3/15/32	540	459
[2]	Warnermedia Holdings Inc.	5.050%	3/15/42	495	395
[2]	Warnermedia Holdings Inc.	5.141%	3/15/52	740	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Warnermedia Holdings Inc.	5.391%	3/15/62	330	255
	Weibo Corp.	3.500%	7/5/24	75	71
	Weibo Corp.	3.375%	7/8/30	85	63
	WPP Finance 2010	3.750%	9/19/24	40	39
					45,341
Consumer Discretionary (6.8%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	210	203
	Alibaba Group Holding Ltd.	3.400%	12/6/27	180	165
	Alibaba Group Holding Ltd.	2.125%	2/9/31	180	144
	Alibaba Group Holding Ltd.	4.000%	12/6/37	185	147
	Alibaba Group Holding Ltd.	2.700%	2/9/41	210	135
	Alibaba Group Holding Ltd.	4.200%	12/6/47	100	77
	Alibaba Group Holding Ltd.	3.150%	2/9/51	130	83
	Alibaba Group Holding Ltd.	4.400%	12/6/57	105	81
	Alibaba Group Holding Ltd.	3.250%	2/9/61	60	37
	Amazon.com Inc.	2.730%	4/13/24	135	132
	Amazon.com Inc.	0.450%	5/12/24	220	208
	Amazon.com Inc.	2.800%	8/22/24	255	248
	Amazon.com Inc.	3.800%	12/5/24	150	148
	Amazon.com Inc.	3.000%	4/13/25	200	194
	Amazon.com Inc.	0.800%	6/3/25	190	174
	Amazon.com Inc.	5.200%	12/3/25	30	31
	Amazon.com Inc.	1.000%	5/12/26	370	330
	Amazon.com Inc.	3.300%	4/13/27	125	120
	Amazon.com Inc.	1.200%	6/3/27	165	144
	Amazon.com Inc.	3.150%	8/22/27	330	313
	Amazon.com Inc.	1.650%	5/12/28	160	139
	Amazon.com Inc.	3.450%	4/13/29	195	184
	Amazon.com Inc.	1.500%	6/3/30	225	183
	Amazon.com Inc.	2.100%	5/12/31	185	154
	Amazon.com Inc.	3.600%	4/13/32	250	233
	Amazon.com Inc.	4.800%	12/5/34	130	133
	Amazon.com Inc.	3.875%	8/22/37	310	279
	Amazon.com Inc.	2.875%	5/12/41	160	122
	Amazon.com Inc.	4.950%	12/5/44	175	178
	Amazon.com Inc.	4.050%	8/22/47	320	282
	Amazon.com Inc.	2.500%	6/3/50	170	111
	Amazon.com Inc.	3.100%	5/12/51	380	279
	Amazon.com Inc.	3.950%	4/13/52	290	248
	Amazon.com Inc.	4.250%	8/22/57	230	206
	Amazon.com Inc.	2.700%	6/3/60	308	195
	Amazon.com Inc.	3.250%	5/12/61	160	115
	Amazon.com Inc.	4.100%	4/13/62	100	85
[1]	American Honda Finance Corp.	0.750%	8/9/24	100	94
[1]	American Honda Finance Corp.	1.500%	1/13/25	110	103
[1]	American Honda Finance Corp.	1.200%	7/8/25	150	137
[1]	American Honda Finance Corp.	1.000%	9/10/25	10	9
[1]	American Honda Finance Corp.	2.000%	3/24/28	55	48
	Aptiv plc	3.250%	3/1/32	65	55
	Aptiv plc	3.100%	12/1/51	210	131
	Aptiv plc	4.150%	5/1/52	65	49
	AutoZone Inc.	4.000%	4/15/30	110	103
	AutoZone Inc.	4.750%	8/1/32	120	118
	BorgWarner Inc.	2.650%	7/1/27	150	135
	eBay Inc.	3.450%	8/1/24	90	88
	eBay Inc.	1.900%	3/11/25	95	89
	eBay Inc.	1.400%	5/10/26	95	85
	eBay Inc.	3.600%	6/5/27	80	76

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
eBay Inc.	2.700%	3/11/30	90	77
eBay Inc.	2.600%	5/10/31	85	70
eBay Inc.	4.000%	7/15/42	62	50
eBay Inc.	3.650%	5/10/51	105	77
General Motors Co.	6.125%	10/1/25	185	188
General Motors Co.	4.200%	10/1/27	150	143
General Motors Co.	6.800%	10/1/27	165	173
General Motors Co.	5.000%	10/1/28	130	125
General Motors Co.	5.400%	10/15/29	70	68
General Motors Co.	5.600%	10/15/32	95	91
General Motors Co.	5.000%	4/1/35	125	111
General Motors Co.	6.600%	4/1/36	125	127
General Motors Co.	5.150%	4/1/38	80	71
General Motors Co.	6.250%	10/2/43	170	164
General Motors Co.	5.200%	4/1/45	105	89
General Motors Co.	6.750%	4/1/46	145	145
General Motors Co.	5.400%	4/1/48	100	87
General Motors Co.	5.950%	4/1/49	90	84
General Motors Financial Co. Inc.	5.100%	1/17/24	140	139
General Motors Financial Co. Inc.	1.050%	3/8/24	160	151
General Motors Financial Co. Inc.	3.950%	4/13/24	67	66
General Motors Financial Co. Inc.	1.200%	10/15/24	170	157
General Motors Financial Co. Inc.	3.500%	11/7/24	75	72
General Motors Financial Co. Inc.	4.000%	1/15/25	100	97
General Motors Financial Co. Inc.	2.900%	2/26/25	140	132
General Motors Financial Co. Inc.	3.800%	4/7/25	165	159
General Motors Financial Co. Inc.	4.350%	4/9/25	95	93
General Motors Financial Co. Inc.	2.750%	6/20/25	25	23
General Motors Financial Co. Inc.	4.300%	7/13/25	85	82
General Motors Financial Co. Inc.	1.250%	1/8/26	160	140
General Motors Financial Co. Inc.	5.250%	3/1/26	165	163
General Motors Financial Co. Inc.	1.500%	6/10/26	205	178
General Motors Financial Co. Inc.	4.000%	10/6/26	150	141
General Motors Financial Co. Inc.	4.350%	1/17/27	105	101
General Motors Financial Co. Inc.	2.700%	8/20/27	100	88
General Motors Financial Co. Inc.	2.400%	4/10/28	105	89
General Motors Financial Co. Inc.	2.400%	10/15/28	65	54
General Motors Financial Co. Inc.	4.300%	4/6/29	155	141
General Motors Financial Co. Inc.	3.600%	6/21/30	65	56
General Motors Financial Co. Inc.	2.350%	1/8/31	90	70
General Motors Financial Co. Inc.	2.700%	6/10/31	90	71
General Motors Financial Co. Inc.	3.100%	1/12/32	160	129
Hasbro Inc.	3.900%	11/19/29	150	135
Home Depot Inc.	3.750%	2/15/24	210	208
Home Depot Inc.	3.350%	9/15/25	75	73
Home Depot Inc.	4.000%	9/15/25	75	74
Home Depot Inc.	3.000%	4/1/26	160	153
Home Depot Inc.	2.125%	9/15/26	120	111
Home Depot Inc.	2.500%	4/15/27	75	70
Home Depot Inc.	2.875%	4/15/27	90	85
Home Depot Inc.	2.800%	9/14/27	30	28
Home Depot Inc.	1.500%	9/15/28	65	56
Home Depot Inc.	3.900%	12/6/28	90	87
Home Depot Inc.	2.950%	6/15/29	195	178
Home Depot Inc.	2.700%	4/15/30	170	150
Home Depot Inc.	1.375%	3/15/31	70	55
Home Depot Inc.	1.875%	9/15/31	160	130
Home Depot Inc.	3.250%	4/15/32	135	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.500%	9/15/32	100	99
	Home Depot Inc.	5.875%	12/16/36	339	368
	Home Depot Inc.	3.300%	4/15/40	131	106
	Home Depot Inc.	5.950%	4/1/41	125	137
	Home Depot Inc.	4.200%	4/1/43	40	36
	Home Depot Inc.	4.875%	2/15/44	50	49
	Home Depot Inc.	4.400%	3/15/45	175	159
	Home Depot Inc.	4.250%	4/1/46	235	208
	Home Depot Inc.	3.900%	6/15/47	115	97
	Home Depot Inc.	4.500%	12/6/48	160	149
	Home Depot Inc.	3.125%	12/15/49	120	88
	Home Depot Inc.	3.350%	4/15/50	185	141
	Home Depot Inc.	2.375%	3/15/51	135	85
	Home Depot Inc.	2.750%	9/15/51	95	64
	Home Depot Inc.	3.625%	4/15/52	190	151
	Home Depot Inc.	3.500%	9/15/56	180	137
	Honda Motor Co. Ltd.	2.271%	3/10/25	295	280
	Honda Motor Co. Ltd.	2.534%	3/10/27	110	101
	Honda Motor Co. Ltd.	2.967%	3/10/32	95	83
	Hyatt Hotels Corp.	1.800%	10/1/24	80	75
	Lennar Corp.	4.750%	11/29/27	50	48
	Lowe's Cos. Inc.	4.000%	4/15/25	95	94
	Lowe's Cos. Inc.	4.400%	9/8/25	100	99
	Lowe's Cos. Inc.	3.375%	9/15/25	60	58
	Lowe's Cos. Inc.	2.500%	4/15/26	150	141
	Lowe's Cos. Inc.	3.100%	5/3/27	265	249
	Lowe's Cos. Inc.	1.300%	4/15/28	25	21
	Lowe's Cos. Inc.	1.700%	9/15/28	105	90
	Lowe's Cos. Inc.	3.650%	4/5/29	201	188
	Lowe's Cos. Inc.	4.500%	4/15/30	150	146
	Lowe's Cos. Inc.	1.700%	10/15/30	120	95
	Lowe's Cos. Inc.	2.625%	4/1/31	135	114
	Lowe's Cos. Inc.	3.750%	4/1/32	190	173
	Lowe's Cos. Inc.	5.000%	4/15/33	130	129
	Lowe's Cos. Inc.	2.800%	9/15/41	60	42
	Lowe's Cos. Inc.	3.700%	4/15/46	135	103
	Lowe's Cos. Inc.	4.050%	5/3/47	200	161
	Lowe's Cos. Inc.	3.000%	10/15/50	180	120
	Lowe's Cos. Inc.	4.250%	4/1/52	170	140
	Lowe's Cos. Inc.	5.625%	4/15/53	145	144
	Lowe's Cos. Inc.	4.450%	4/1/62	115	93
	Lowe's Cos. Inc.	5.800%	9/15/62	100	98
	Magna International Inc.	3.625%	6/15/24	110	108
	Magna International Inc.	2.450%	6/15/30	55	46
[1]	Marriott International Inc.	3.125%	6/15/26	85	80
	Marriott International Inc.	5.000%	10/15/27	80	79
[1]	Marriott International Inc.	4.625%	6/15/30	150	141
[1]	Marriott International Inc.	2.850%	4/15/31	85	69
[1]	Marriott International Inc.	3.500%	10/15/32	100	84
[1]	McDonald's Corp.	3.300%	7/1/25	90	88
[1]	McDonald's Corp.	3.700%	1/30/26	175	172
[1]	McDonald's Corp.	3.500%	3/1/27	50	48
[1]	McDonald's Corp.	3.500%	7/1/27	105	101
[1]	McDonald's Corp.	3.800%	4/1/28	105	101
[1]	McDonald's Corp.	2.625%	9/1/29	109	97
[1]	McDonald's Corp.	2.125%	3/1/30	50	43
[1]	McDonald's Corp.	3.600%	7/1/30	30	28
[1]	McDonald's Corp.	4.700%	12/9/35	145	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	6.300%	10/15/37	125	139
[1]	McDonald's Corp.	6.300%	3/1/38	125	138
[1]	McDonald's Corp.	4.875%	12/9/45	170	161
[1]	McDonald's Corp.	4.450%	3/1/47	145	129
[1]	McDonald's Corp.	4.450%	9/1/48	107	95
[1]	McDonald's Corp.	3.625%	9/1/49	180	140
[1]	McDonald's Corp.	4.200%	4/1/50	30	26
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	210	261
	NIKE Inc.	2.400%	3/27/25	80	77
	NIKE Inc.	2.375%	11/1/26	95	88
	NIKE Inc.	2.750%	3/27/27	119	112
	NIKE Inc.	2.850%	3/27/30	165	149
	NIKE Inc.	3.250%	3/27/40	100	82
	NIKE Inc.	3.875%	11/1/45	70	62
	NIKE Inc.	3.375%	3/27/50	143	114
	NVR Inc.	3.000%	5/15/30	97	82
	O'Reilly Automotive Inc.	3.600%	9/1/27	125	119
	O'Reilly Automotive Inc.	4.700%	6/15/32	70	68
	Ralph Lauren Corp.	2.950%	6/15/30	100	87
	Stanley Black & Decker Inc.	2.300%	3/15/30	90	75
	Stanley Black & Decker Inc.	2.750%	11/15/50	45	29
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	100	86
	Starbucks Corp.	3.800%	8/15/25	160	158
	Starbucks Corp.	4.000%	11/15/28	70	68
	Starbucks Corp.	3.550%	8/15/29	160	151
	Starbucks Corp.	2.250%	3/12/30	50	42
	Starbucks Corp.	2.550%	11/15/30	165	141
	Starbucks Corp.	4.500%	11/15/48	120	106
	Starbucks Corp.	4.450%	8/15/49	125	110
	Starbucks Corp.	3.500%	11/15/50	110	83
	TJX Cos. Inc.	2.250%	9/15/26	125	116
	VF Corp.	2.400%	4/23/25	150	141
	VF Corp.	2.950%	4/23/30	45	38
					23,865
Consumer Staples (3.9%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	170	158
	Archer-Daniels-Midland Co.	3.250%	3/27/30	85	78
	Archer-Daniels-Midland Co.	2.700%	9/15/51	120	82
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	120	100
	Campbell Soup Co.	3.950%	3/15/25	100	98
	Campbell Soup Co.	4.150%	3/15/28	105	102
	Coca-Cola Co.	1.750%	9/6/24	60	58
	Coca-Cola Co.	3.375%	3/25/27	105	102
	Coca-Cola Co.	1.450%	6/1/27	185	165
	Coca-Cola Co.	1.500%	3/5/28	100	87
	Coca-Cola Co.	1.000%	3/15/28	215	182
	Coca-Cola Co.	2.125%	9/6/29	150	131
	Coca-Cola Co.	3.450%	3/25/30	105	98
	Coca-Cola Co.	1.650%	6/1/30	75	62
	Coca-Cola Co.	2.000%	3/5/31	70	58
	Coca-Cola Co.	1.375%	3/15/31	180	143
	Coca-Cola Co.	2.250%	1/5/32	165	139
	Coca-Cola Co.	2.500%	6/1/40	90	67
	Coca-Cola Co.	2.875%	5/5/41	70	55
	Coca-Cola Co.	2.600%	6/1/50	118	82
	Coca-Cola Co.	3.000%	3/5/51	160	120
	Coca-Cola Co.	2.500%	3/15/51	190	127
	Coca-Cola Co.	2.750%	6/1/60	135	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	4.300%	5/1/24	125	123
	Conagra Brands Inc.	4.600%	11/1/25	125	124
	Conagra Brands Inc.	1.375%	11/1/27	25	21
	Conagra Brands Inc.	4.850%	11/1/28	125	122
	Conagra Brands Inc.	5.300%	11/1/38	105	101
	Conagra Brands Inc.	5.400%	11/1/48	85	81
	Dollar General Corp.	3.500%	4/3/30	135	123
	Dollar Tree Inc.	4.000%	5/15/25	125	122
	Dollar Tree Inc.	4.200%	5/15/28	150	144
	Dollar Tree Inc.	2.650%	12/1/31	80	65
	General Mills Inc.	4.000%	4/17/25	100	99
	General Mills Inc.	4.200%	4/17/28	105	103
	General Mills Inc.	2.875%	4/15/30	95	83
	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	175	167
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	234
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	250	221
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	85	68
	Hormel Foods Corp.	0.650%	6/3/24	150	141
	Hormel Foods Corp.	1.700%	6/3/28	30	26
	Hormel Foods Corp.	1.800%	6/11/30	120	98
	J M Smucker Co.	3.500%	3/15/25	70	68
[2]	JBS USA LUX SA	2.500%	1/15/27	95	84
[2]	JBS USA LUX SA	5.125%	2/1/28	95	91
[2]	JBS USA LUX SA	5.500%	1/15/30	220	211
[2]	JBS USA LUX SA	3.000%	5/15/32	100	79
[2]	JBS USA LUX SA	5.750%	4/1/33	265	257
[2]	JBS USA LUX SA	4.375%	2/2/52	85	62
[2]	JBS USA LUX SA	6.500%	12/1/52	165	162
	Kellogg Co.	3.250%	4/1/26	50	48
	Keurig Dr Pepper Inc.	0.750%	3/15/24	140	132
	Keurig Dr Pepper Inc.	4.597%	5/25/28	110	109
	Keurig Dr Pepper Inc.	3.950%	4/15/29	90	85
	Keurig Dr Pepper Inc.	3.200%	5/1/30	80	70
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	110
	Keurig Dr Pepper Inc.	3.800%	5/1/50	70	54
	Keurig Dr Pepper Inc.	4.500%	4/15/52	125	106
	Kimberly-Clark Corp.	3.100%	3/26/30	70	63
	Kraft Heinz Foods Co.	3.000%	6/1/26	180	169
	Kraft Heinz Foods Co.	3.875%	5/15/27	175	169
	Kraft Heinz Foods Co.	6.875%	1/26/39	90	100
	Kraft Heinz Foods Co.	5.000%	6/4/42	155	146
	Kraft Heinz Foods Co.	5.200%	7/15/45	175	165
	Kraft Heinz Foods Co.	4.375%	6/1/46	280	236
	Kraft Heinz Foods Co.	4.875%	10/1/49	140	126
	Kraft Heinz Foods Co.	5.500%	6/1/50	75	75
	McCormick & Co. Inc.	3.400%	8/15/27	30	28
	Mead Johnson Nutrition Co.	4.125%	11/15/25	106	104
	Mondelez International Inc.	1.500%	5/4/25	150	139
	Mondelez International Inc.	2.625%	3/17/27	50	46
	Mondelez International Inc.	2.750%	4/13/30	12	10
	Mondelez International Inc.	3.000%	3/17/32	115	99
	Mondelez International Inc.	2.625%	9/4/50	140	90
	PepsiCo Inc.	3.600%	3/1/24	131	129
	PepsiCo Inc.	2.250%	3/19/25	170	162
	PepsiCo Inc.	2.750%	4/30/25	100	96
	PepsiCo Inc.	2.850%	2/24/26	20	19
	PepsiCo Inc.	2.375%	10/6/26	80	75
	PepsiCo Inc.	3.000%	10/15/27	125	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.600%	2/18/28	100	97
	PepsiCo Inc.	2.625%	7/29/29	155	139
	PepsiCo Inc.	2.750%	3/19/30	150	134
	PepsiCo Inc.	1.625%	5/1/30	90	75
	PepsiCo Inc.	1.400%	2/25/31	10	8
	PepsiCo Inc.	1.950%	10/21/31	140	115
	PepsiCo Inc.	3.900%	7/18/32	60	58
	PepsiCo Inc.	2.625%	10/21/41	115	87
	PepsiCo Inc.	4.450%	4/14/46	90	87
	PepsiCo Inc.	3.450%	10/6/46	90	74
	PepsiCo Inc.	2.875%	10/15/49	125	93
	PepsiCo Inc.	3.625%	3/19/50	110	94
	PepsiCo Inc.	2.750%	10/21/51	130	94
[2]	Pilgrim's Pride Corp.	4.250%	4/15/31	95	83
[2]	Pilgrim's Pride Corp.	3.500%	3/1/32	85	69
	Procter & Gamble Co.	0.550%	10/29/25	220	198
	Procter & Gamble Co.	1.000%	4/23/26	80	72
	Procter & Gamble Co.	2.450%	11/3/26	160	151
	Procter & Gamble Co.	1.900%	2/1/27	30	27
	Procter & Gamble Co.	2.850%	8/11/27	115	109
	Procter & Gamble Co.	3.000%	3/25/30	80	74
	Procter & Gamble Co.	1.200%	10/29/30	75	60
	Procter & Gamble Co.	1.950%	4/23/31	120	102
	Sysco Corp.	3.750%	10/1/25	35	34
	Sysco Corp.	3.300%	7/15/26	95	90
	Sysco Corp.	3.250%	7/15/27	115	107
	Sysco Corp.	5.950%	4/1/30	47	49
	Sysco Corp.	6.600%	4/1/50	140	158
	Sysco Corp.	3.150%	12/14/51	45	31
	Target Corp.	3.500%	7/1/24	55	54
	Target Corp.	2.250%	4/15/25	260	248
	Target Corp.	2.500%	4/15/26	75	71
	Target Corp.	1.950%	1/15/27	140	128
	Target Corp.	3.375%	4/15/29	45	42
	Target Corp.	2.350%	2/15/30	80	69
	Target Corp.	4.000%	7/1/42	100	88
	Target Corp.	2.950%	1/15/52	140	99
	Tyson Foods Inc.	3.950%	8/15/24	147	144
	Tyson Foods Inc.	4.000%	3/1/26	55	54
	Tyson Foods Inc.	3.550%	6/2/27	205	194
	Tyson Foods Inc.	4.550%	6/2/47	55	48
	Tyson Foods Inc.	5.100%	9/28/48	145	138
	Unilever Capital Corp.	2.600%	5/5/24	165	160
	Unilever Capital Corp.	2.900%	5/5/27	115	108
	Unilever Capital Corp.	3.500%	3/22/28	45	43
	Unilever Capital Corp.	2.125%	9/6/29	25	21
	Unilever Capital Corp.	1.750%	8/12/31	90	72
	Unilever Capital Corp.	5.900%	11/15/32	95	104
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	125	123
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	110	105
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	105	90
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	45	34
					13,552
Financials (43.7%)
[1]	Aegon NV	5.500%	4/11/48	110	98
	AerCap Ireland Capital DAC	4.875%	1/16/24	95	93
	AerCap Ireland Capital DAC	3.150%	2/15/24	50	48
	AerCap Ireland Capital DAC	2.875%	8/14/24	199	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	1.650%	10/29/24	260	239
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	140	128
	AerCap Ireland Capital DAC	3.500%	1/15/25	100	95
	AerCap Ireland Capital DAC	6.500%	7/15/25	185	186
	AerCap Ireland Capital DAC	1.750%	1/30/26	75	66
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	323
	AerCap Ireland Capital DAC	3.650%	7/21/27	180	162
	AerCap Ireland Capital DAC	3.000%	10/29/28	215	181
	AerCap Ireland Capital DAC	3.300%	1/30/32	445	352
	AerCap Ireland Capital DAC	3.400%	10/29/33	235	181
	AerCap Ireland Capital DAC	3.850%	10/29/41	190	138
	Aflac Inc.	3.600%	4/1/30	175	162
[1]	Air Lease Corp.	0.700%	2/15/24	85	80
[1]	Air Lease Corp.	2.300%	2/1/25	70	65
	Air Lease Corp.	3.375%	7/1/25	90	85
[1]	Air Lease Corp.	2.875%	1/15/26	140	129
[1]	Air Lease Corp.	3.750%	6/1/26	80	75
	Air Lease Corp.	1.875%	8/15/26	80	70
	Air Lease Corp.	3.125%	12/1/30	70	58
	Ally Financial Inc.	3.875%	5/21/24	85	83
	Ally Financial Inc.	5.800%	5/1/25	30	30
	Ally Financial Inc.	4.750%	6/9/27	125	118
	Ally Financial Inc.	7.100%	11/15/27	30	31
	Ally Financial Inc.	2.200%	11/2/28	140	112
[1]	Ally Financial Inc.	8.000%	11/1/31	203	217
	American Express Co.	3.400%	2/22/24	190	187
	American Express Co.	3.375%	5/3/24	75	74
	American Express Co.	2.500%	7/30/24	185	178
	American Express Co.	3.000%	10/30/24	195	189
	American Express Co.	2.250%	3/4/25	210	198
	American Express Co.	3.950%	8/1/25	65	64
	American Express Co.	4.200%	11/6/25	25	25
	American Express Co.	3.125%	5/20/26	210	199
	American Express Co.	1.650%	11/4/26	135	120
	American Express Co.	2.550%	3/4/27	155	141
	American Express Co.	3.300%	5/3/27	307	287
	American Express Co.	5.850%	11/5/27	215	223
	American Express Co.	4.050%	5/3/29	80	77
	American Express Co.	4.989%	5/26/33	120	115
	American Express Co.	4.420%	8/3/33	50	47
	American Express Co.	4.050%	12/3/42	130	113
	American International Group Inc.	2.500%	6/30/25	114	108
	American International Group Inc.	3.900%	4/1/26	81	79
	American International Group Inc.	4.800%	7/10/45	10	9
	American International Group Inc.	4.750%	4/1/48	160	145
[1]	American International Group Inc.	5.750%	4/1/48	45	42
	American International Group Inc.	4.375%	6/30/50	65	56
	Aon Corp.	3.750%	5/2/29	10	9
	Aon Corp.	2.800%	5/15/30	115	99
	Aon Corp.	3.900%	2/28/52	105	82
	Aon Global Ltd.	3.875%	12/15/25	150	146
	Arch Capital Group Ltd.	3.635%	6/30/50	110	78
	Arthur J Gallagher & Co.	3.500%	5/20/51	135	97
	Athene Holding Ltd.	4.125%	1/12/28	220	201
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	30	29
	AXA SA	8.600%	12/15/30	85	101
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	110	98
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	3.892%	5/24/24	50	49
	Banco Santander SA	2.706%	6/27/24	320	308
	Banco Santander SA	3.496%	3/24/25	200	192
	Banco Santander SA	2.746%	5/28/25	185	174
	Banco Santander SA	5.147%	8/18/25	200	198
	Banco Santander SA	5.179%	11/19/25	125	122
	Banco Santander SA	1.849%	3/25/26	65	57
	Banco Santander SA	4.250%	4/11/27	165	156
	Banco Santander SA	5.294%	8/18/27	305	296
	Banco Santander SA	1.722%	9/14/27	20	17
	Banco Santander SA	3.800%	2/23/28	115	105
	Banco Santander SA	4.175%	3/24/28	50	46
	Banco Santander SA	4.379%	4/12/28	25	23
	Banco Santander SA	3.306%	6/27/29	130	114
	Banco Santander SA	3.490%	5/28/30	190	160
	Banco Santander SA	2.749%	12/3/30	75	56
	Banco Santander SA	2.958%	3/25/31	100	79
	Banco Santander SA	3.225%	11/22/32	185	137
[1]	Bank of America Corp.	4.125%	1/22/24	185	184
[1]	Bank of America Corp.	4.000%	4/1/24	250	248
[1]	Bank of America Corp.	4.200%	8/26/24	390	385
[1]	Bank of America Corp.	4.000%	1/22/25	250	245
	Bank of America Corp.	1.843%	2/4/25	300	286
[1]	Bank of America Corp.	3.458%	3/15/25	225	219
[1]	Bank of America Corp.	3.950%	4/21/25	220	215
	Bank of America Corp.	0.976%	4/22/25	175	164
	Bank of America Corp.	3.841%	4/25/25	150	146
[1]	Bank of America Corp.	3.875%	8/1/25	280	276
[1]	Bank of America Corp.	0.981%	9/25/25	285	261
[1]	Bank of America Corp.	3.093%	10/1/25	210	200
[1]	Bank of America Corp.	2.456%	10/22/25	225	212
[1]	Bank of America Corp.	1.530%	12/6/25	270	248
[1]	Bank of America Corp.	3.366%	1/23/26	200	191
[1]	Bank of America Corp.	2.015%	2/13/26	310	287
[1]	Bank of America Corp.	4.450%	3/3/26	220	217
[1]	Bank of America Corp.	3.384%	4/2/26	540	514
[1]	Bank of America Corp.	3.500%	4/19/26	200	192
[1]	Bank of America Corp.	1.319%	6/19/26	330	297
	Bank of America Corp.	4.827%	7/22/26	200	197
[1]	Bank of America Corp.	4.250%	10/22/26	183	179
[1]	Bank of America Corp.	1.197%	10/24/26	355	315
[1]	Bank of America Corp.	1.658%	3/11/27	150	133
[1]	Bank of America Corp.	3.559%	4/23/27	260	245
	Bank of America Corp.	1.734%	7/22/27	575	504
[1]	Bank of America Corp.	3.248%	10/21/27	255	236
[1]	Bank of America Corp.	4.183%	11/25/27	300	287
[1]	Bank of America Corp.	3.824%	1/20/28	210	198
	Bank of America Corp.	2.551%	2/4/28	205	183
[1]	Bank of America Corp.	3.705%	4/24/28	185	172
	Bank of America Corp.	4.376%	4/27/28	260	249
[1]	Bank of America Corp.	3.593%	7/21/28	240	223
	Bank of America Corp.	4.948%	7/22/28	300	294
[1]	Bank of America Corp.	3.419%	12/20/28	498	454
[1]	Bank of America Corp.	3.970%	3/5/29	365	339
[1]	Bank of America Corp.	2.087%	6/14/29	320	270
[1]	Bank of America Corp.	4.271%	7/23/29	348	328
[1]	Bank of America Corp.	3.974%	2/7/30	320	294
[1]	Bank of America Corp.	3.194%	7/23/30	250	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	2.884%	10/22/30	285	243
[1]	Bank of America Corp.	2.496%	2/13/31	300	247
[1]	Bank of America Corp.	2.592%	4/29/31	325	269
[1]	Bank of America Corp.	1.898%	7/23/31	325	253
[1]	Bank of America Corp.	1.922%	10/24/31	275	213
[1]	Bank of America Corp.	2.651%	3/11/32	235	191
	Bank of America Corp.	2.687%	4/22/32	460	373
	Bank of America Corp.	2.299%	7/21/32	360	282
	Bank of America Corp.	2.572%	10/20/32	230	183
	Bank of America Corp.	2.972%	2/4/33	340	279
	Bank of America Corp.	4.571%	4/27/33	410	382
	Bank of America Corp.	5.015%	7/22/33	250	242
	Bank of America Corp.	2.482%	9/21/36	275	206
	Bank of America Corp.	6.110%	1/29/37	305	317
	Bank of America Corp.	3.846%	3/8/37	50	42
[1]	Bank of America Corp.	4.244%	4/24/38	345	301
	Bank of America Corp.	7.750%	5/14/38	240	289
[1]	Bank of America Corp.	4.078%	4/23/40	190	162
[1]	Bank of America Corp.	2.676%	6/19/41	540	376
[1]	Bank of America Corp.	5.875%	2/7/42	170	177
	Bank of America Corp.	3.311%	4/22/42	285	216
[1]	Bank of America Corp.	5.000%	1/21/44	165	155
[1]	Bank of America Corp.	4.443%	1/20/48	195	169
[1]	Bank of America Corp.	3.946%	1/23/49	90	73
[1]	Bank of America Corp.	4.330%	3/15/50	375	319
[1]	Bank of America Corp.	4.083%	3/20/51	355	291
[1]	Bank of America Corp.	2.831%	10/24/51	110	70
[1]	Bank of America Corp.	3.483%	3/13/52	280	206
	Bank of America Corp.	2.972%	7/21/52	330	217
[1]	Bank of America NA	6.000%	10/15/36	95	99
	Bank of Montreal	0.450%	12/8/23	109	104
[1]	Bank of Montreal	3.300%	2/5/24	215	211
[1]	Bank of Montreal	2.150%	3/8/24	50	48
[1]	Bank of Montreal	2.500%	6/28/24	130	125
[1]	Bank of Montreal	0.625%	7/9/24	225	210
[1]	Bank of Montreal	1.500%	1/10/25	80	75
[1]	Bank of Montreal	1.850%	5/1/25	145	136
[1]	Bank of Montreal	3.700%	6/7/25	175	171
[1]	Bank of Montreal	1.250%	9/15/26	160	141
[1]	Bank of Montreal	0.949%	1/22/27	140	124
[1]	Bank of Montreal	2.650%	3/8/27	155	142
[1]	Bank of Montreal	4.700%	9/14/27	100	99
[1]	Bank of Montreal	3.803%	12/15/32	110	97
	Bank of Montreal	3.088%	1/10/37	130	99
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	170	163
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	125	123
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	130	124
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	75	72
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	135	125
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	100	94
	Bank of New York Mellon Corp.	4.414%	7/24/26	50	49
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	9
	Bank of New York Mellon Corp.	2.050%	1/26/27	60	54
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	80	76
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	210	198
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	140	135
	Bank of New York Mellon Corp.	5.802%	10/25/28	25	26
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	245	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	198	186
	Bank of New York Mellon Corp.	5.834%	10/25/33	25	26
	Bank of Nova Scotia	3.400%	2/11/24	145	143
	Bank of Nova Scotia	2.440%	3/11/24	10	10
	Bank of Nova Scotia	0.700%	4/15/24	165	156
	Bank of Nova Scotia	0.650%	7/31/24	95	88
[3]	Bank of Nova Scotia	5.250%	12/6/24	105	105
	Bank of Nova Scotia	1.450%	1/10/25	220	205
	Bank of Nova Scotia	2.200%	2/3/25	220	207
	Bank of Nova Scotia	3.450%	4/11/25	160	155
	Bank of Nova Scotia	1.300%	6/11/25	100	92
	Bank of Nova Scotia	4.500%	12/16/25	160	158
	Bank of Nova Scotia	1.050%	3/2/26	80	71
	Bank of Nova Scotia	1.350%	6/24/26	65	58
	Bank of Nova Scotia	2.700%	8/3/26	90	84
	Bank of Nova Scotia	1.300%	9/15/26	125	110
	Bank of Nova Scotia	1.950%	2/2/27	50	45
	Bank of Nova Scotia	2.450%	2/2/32	75	61
	Bank of Nova Scotia	4.588%	5/4/37	165	142
	Barclays plc	4.375%	9/11/24	220	216
	Barclays plc	1.007%	12/10/24	140	132
	Barclays plc	3.650%	3/16/25	220	210
[1]	Barclays plc	3.932%	5/7/25	180	174
	Barclays plc	4.375%	1/12/26	165	159
[1]	Barclays plc	2.852%	5/7/26	100	92
	Barclays plc	5.200%	5/12/26	279	271
	Barclays plc	5.304%	8/9/26	200	197
	Barclays plc	7.325%	11/2/26	100	103
	Barclays plc	2.279%	11/24/27	255	220
	Barclays plc	4.337%	1/10/28	50	46
	Barclays plc	4.836%	5/9/28	225	208
	Barclays plc	7.385%	11/2/28	150	155
[1]	Barclays plc	4.972%	5/16/29	215	202
[1]	Barclays plc	5.088%	6/20/30	185	167
	Barclays plc	2.645%	6/24/31	115	90
	Barclays plc	2.667%	3/10/32	75	57
	Barclays plc	2.894%	11/24/32	150	115
	Barclays plc	5.746%	8/9/33	125	119
	Barclays plc	7.437%	11/2/33	175	185
	Barclays plc	3.564%	9/23/35	185	140
	Barclays plc	3.811%	3/10/42	85	56
	Barclays plc	3.330%	11/24/42	90	62
	Barclays plc	5.250%	8/17/45	190	170
	Barclays plc	4.950%	1/10/47	160	137
	BlackRock Inc.	3.500%	3/18/24	120	118
	BlackRock Inc.	3.250%	4/30/29	100	93
	BlackRock Inc.	2.400%	4/30/30	118	102
	BlackRock Inc.	1.900%	1/28/31	65	53
	BlackRock Inc.	2.100%	2/25/32	100	81
[1]	BNP Paribas SA	4.250%	10/15/24	140	137
	BPCE SA	4.000%	4/15/24	225	221
	Brighthouse Financial Inc.	3.700%	6/22/27	40	37
	Brighthouse Financial Inc.	4.700%	6/22/47	63	47
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	75	72
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	165	161
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	100	94
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	115	111
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	250	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	155	137
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	65	61
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	90	80
	Capital One Financial Corp.	3.900%	1/29/24	195	192
	Capital One Financial Corp.	3.750%	4/24/24	205	201
	Capital One Financial Corp.	3.300%	10/30/24	185	179
	Capital One Financial Corp.	3.200%	2/5/25	110	106
	Capital One Financial Corp.	4.250%	4/30/25	10	10
	Capital One Financial Corp.	4.166%	5/9/25	50	49
	Capital One Financial Corp.	4.200%	10/29/25	195	190
	Capital One Financial Corp.	2.636%	3/3/26	80	75
	Capital One Financial Corp.	3.750%	7/28/26	160	151
	Capital One Financial Corp.	3.750%	3/9/27	150	142
	Capital One Financial Corp.	3.650%	5/11/27	125	118
	Capital One Financial Corp.	1.878%	11/2/27	100	87
	Capital One Financial Corp.	3.800%	1/31/28	190	178
	Capital One Financial Corp.	4.927%	5/10/28	50	48
	Capital One Financial Corp.	3.273%	3/1/30	140	120
	Capital One Financial Corp.	2.359%	7/29/32	195	142
	Capital One Financial Corp.	5.268%	5/10/33	150	142
	Charles Schwab Corp.	0.750%	3/18/24	130	123
	Charles Schwab Corp.	3.850%	5/21/25	55	54
	Charles Schwab Corp.	0.900%	3/11/26	105	94
	Charles Schwab Corp.	1.150%	5/13/26	175	156
	Charles Schwab Corp.	2.450%	3/3/27	140	129
	Charles Schwab Corp.	2.000%	3/20/28	150	133
	Charles Schwab Corp.	1.650%	3/11/31	125	98
	Charles Schwab Corp.	2.300%	5/13/31	35	29
	Charles Schwab Corp.	1.950%	12/1/31	160	127
	Charles Schwab Corp.	2.900%	3/3/32	115	99
	Chubb Corp.	6.000%	5/11/37	110	118
	Chubb INA Holdings Inc.	3.150%	3/15/25	95	92
	Chubb INA Holdings Inc.	3.350%	5/3/26	180	174
	Chubb INA Holdings Inc.	1.375%	9/15/30	120	95
	Chubb INA Holdings Inc.	4.350%	11/3/45	105	93
	Chubb INA Holdings Inc.	3.050%	12/15/61	100	67
	CI Financial Corp.	3.200%	12/17/30	95	73
	CI Financial Corp.	4.100%	6/15/51	90	55
[1]	Citibank NA	3.650%	1/23/24	95	94
	Citigroup Inc.	4.000%	8/5/24	65	64
	Citigroup Inc.	3.875%	3/26/25	100	98
[1]	Citigroup Inc.	3.352%	4/24/25	295	285
	Citigroup Inc.	3.300%	4/27/25	210	204
	Citigroup Inc.	0.981%	5/1/25	200	187
	Citigroup Inc.	4.140%	5/24/25	220	216
	Citigroup Inc.	4.400%	6/10/25	195	192
	Citigroup Inc.	5.500%	9/13/25	175	178
	Citigroup Inc.	3.700%	1/12/26	250	240
	Citigroup Inc.	2.014%	1/25/26	300	278
	Citigroup Inc.	4.600%	3/9/26	125	123
	Citigroup Inc.	3.290%	3/17/26	100	95
[1]	Citigroup Inc.	3.106%	4/8/26	350	332
	Citigroup Inc.	3.400%	5/1/26	225	214
	Citigroup Inc.	5.610%	9/29/26	100	100
	Citigroup Inc.	3.200%	10/21/26	450	421
	Citigroup Inc.	4.300%	11/20/26	125	122
	Citigroup Inc.	1.122%	1/28/27	260	227
	Citigroup Inc.	1.462%	6/9/27	410	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.450%	9/29/27	330	318
[1]	Citigroup Inc.	3.887%	1/10/28	230	217
[1]	Citigroup Inc.	3.070%	2/24/28	50	46
	Citigroup Inc.	4.658%	5/24/28	225	219
[1]	Citigroup Inc.	3.668%	7/24/28	310	287
	Citigroup Inc.	4.125%	7/25/28	160	151
[1]	Citigroup Inc.	3.520%	10/27/28	315	289
[1]	Citigroup Inc.	4.075%	4/23/29	200	187
[1]	Citigroup Inc.	3.980%	3/20/30	335	307
[1]	Citigroup Inc.	2.976%	11/5/30	225	192
[1]	Citigroup Inc.	2.666%	1/29/31	290	241
[1]	Citigroup Inc.	4.412%	3/31/31	310	289
[1]	Citigroup Inc.	2.572%	6/3/31	225	185
	Citigroup Inc.	2.561%	5/1/32	185	148
	Citigroup Inc.	6.625%	6/15/32	150	159
	Citigroup Inc.	2.520%	11/3/32	250	197
	Citigroup Inc.	3.057%	1/25/33	270	222
	Citigroup Inc.	3.785%	3/17/33	290	253
	Citigroup Inc.	4.910%	5/24/33	255	243
	Citigroup Inc.	6.270%	11/17/33	350	368
[1]	Citigroup Inc.	3.878%	1/24/39	146	123
	Citigroup Inc.	8.125%	7/15/39	157	197
[1]	Citigroup Inc.	5.316%	3/26/41	150	146
	Citigroup Inc.	5.875%	1/30/42	160	164
	Citigroup Inc.	2.904%	11/3/42	70	49
	Citigroup Inc.	6.675%	9/13/43	95	104
	Citigroup Inc.	5.300%	5/6/44	125	115
	Citigroup Inc.	4.650%	7/30/45	95	84
	Citigroup Inc.	4.750%	5/18/46	295	254
[1]	Citigroup Inc.	4.281%	4/24/48	50	42
	Citigroup Inc.	4.650%	7/23/48	260	234
[1]	Citizens Bank NA	2.250%	4/28/25	20	19
	Citizens Financial Group Inc.	3.250%	4/30/30	50	44
	CME Group Inc.	3.000%	3/15/25	100	97
	CME Group Inc.	2.650%	3/15/32	50	43
	CME Group Inc.	5.300%	9/15/43	38	40
	Cooperatieve Rabobank UA	3.875%	8/22/24	150	147
	Cooperatieve Rabobank UA	1.375%	1/10/25	50	47
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	180	175
	Cooperatieve Rabobank UA	4.375%	8/4/25	65	63
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	185	174
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	130	133
	Cooperatieve Rabobank UA	5.750%	12/1/43	175	168
	Cooperatieve Rabobank UA	5.250%	8/4/45	85	77
[1]	Credit Suisse AG	3.625%	9/9/24	385	357
	Credit Suisse AG	5.000%	7/9/27	250	226
	Credit Suisse Group AG	3.750%	3/26/25	365	323
	Credit Suisse Group AG	4.550%	4/17/26	195	172
	Credit Suisse Group AG	4.875%	5/15/45	260	184
	Deutsche Bank AG	0.898%	5/28/24	145	136
[1]	Deutsche Bank AG	3.700%	5/30/24	120	117
	Deutsche Bank AG	3.700%	5/30/24	95	93
	Deutsche Bank AG	1.447%	4/1/25	100	92
[1]	Deutsche Bank AG	3.961%	11/26/25	40	38
	Deutsche Bank AG	1.686%	3/19/26	120	107
	Deutsche Bank AG	6.119%	7/14/26	70	69
	Deutsche Bank AG	2.129%	11/24/26	215	188
	Deutsche Bank AG	2.311%	11/16/27	271	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	2.552%	1/7/28	180	151
[1]	Deutsche Bank AG	3.547%	9/18/31	185	147
	Deutsche Bank AG	3.035%	5/28/32	120	90
	Deutsche Bank AG	4.875%	12/1/32	325	266
	Discover Bank	2.450%	9/12/24	95	90
[1]	Discover Bank	3.450%	7/27/26	120	111
[1]	Discover Bank	4.650%	9/13/28	65	61
	Discover Financial Services	4.100%	2/9/27	115	108
	Discover Financial Services	6.700%	11/29/32	115	117
	Equitable Holdings Inc.	4.350%	4/20/28	142	135
	Equitable Holdings Inc.	5.000%	4/20/48	146	128
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	110	77
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	105	67
[2]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	75	71
	Fifth Third Bancorp	3.650%	1/25/24	140	138
	Fifth Third Bancorp	2.375%	1/28/25	140	132
	Fifth Third Bancorp	2.550%	5/5/27	80	72
	Fifth Third Bancorp	4.772%	7/28/30	50	47
	Fifth Third Bancorp	8.250%	3/1/38	95	116
[1]	Fifth Third Bank NA	3.950%	7/28/25	40	39
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	129
	Franklin Resources Inc.	1.600%	10/30/30	110	85
	Global Payments Inc.	2.650%	2/15/25	67	63
	Global Payments Inc.	1.200%	3/1/26	120	105
	Global Payments Inc.	4.800%	4/1/26	115	113
	Global Payments Inc.	2.150%	1/15/27	70	61
	Global Payments Inc.	3.200%	8/15/29	150	128
	Global Payments Inc.	2.900%	5/15/30	130	107
	Global Payments Inc.	2.900%	11/15/31	70	56
	Global Payments Inc.	5.400%	8/15/32	75	72
	Global Payments Inc.	4.150%	8/15/49	135	97
	Global Payments Inc.	5.950%	8/15/52	25	23
	Goldman Sachs Capital I	6.345%	2/15/34	140	141
	Goldman Sachs Group Inc.	1.217%	12/6/23	200	193
	Goldman Sachs Group Inc.	3.625%	2/20/24	255	251
	Goldman Sachs Group Inc.	4.000%	3/3/24	400	395
	Goldman Sachs Group Inc.	3.000%	3/15/24	100	97
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	235	232
	Goldman Sachs Group Inc.	3.500%	1/23/25	253	246
	Goldman Sachs Group Inc.	1.757%	1/24/25	175	167
	Goldman Sachs Group Inc.	3.500%	4/1/25	364	353
	Goldman Sachs Group Inc.	3.750%	5/22/25	220	214
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	240	231
	Goldman Sachs Group Inc.	4.250%	10/21/25	125	123
	Goldman Sachs Group Inc.	0.855%	2/12/26	185	167
	Goldman Sachs Group Inc.	3.750%	2/25/26	225	217
	Goldman Sachs Group Inc.	3.500%	11/16/26	377	359
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	265	233
	Goldman Sachs Group Inc.	5.950%	1/15/27	115	120
	Goldman Sachs Group Inc.	3.850%	1/26/27	225	216
	Goldman Sachs Group Inc.	1.431%	3/9/27	315	277
	Goldman Sachs Group Inc.	1.542%	9/10/27	335	290
	Goldman Sachs Group Inc.	1.948%	10/21/27	400	350
	Goldman Sachs Group Inc.	2.640%	2/24/28	365	326
	Goldman Sachs Group Inc.	3.615%	3/15/28	50	47
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	340	318
	Goldman Sachs Group Inc.	4.482%	8/23/28	250	240
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	380	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	393	369
	Goldman Sachs Group Inc.	2.600%	2/7/30	220	185
	Goldman Sachs Group Inc.	3.800%	3/15/30	265	241
	Goldman Sachs Group Inc.	1.992%	1/27/32	210	162
	Goldman Sachs Group Inc.	2.615%	4/22/32	225	182
	Goldman Sachs Group Inc.	2.383%	7/21/32	470	372
	Goldman Sachs Group Inc.	2.650%	10/21/32	370	297
	Goldman Sachs Group Inc.	6.125%	2/15/33	545	574
	Goldman Sachs Group Inc.	3.102%	2/24/33	415	345
	Goldman Sachs Group Inc.	6.750%	10/1/37	500	542
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	5	4
	Goldman Sachs Group Inc.	6.250%	2/1/41	340	366
	Goldman Sachs Group Inc.	3.210%	4/22/42	275	204
	Goldman Sachs Group Inc.	2.908%	7/21/42	195	138
	Goldman Sachs Group Inc.	3.436%	2/24/43	125	95
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	180	166
	Goldman Sachs Group Inc.	5.150%	5/22/45	205	194
	Goldman Sachs Group Inc.	4.750%	10/21/45	190	175
	Hartford Financial Services Group Inc.	3.600%	8/19/49	90	67
	HSBC Holdings plc	4.250%	3/14/24	75	74
[1]	HSBC Holdings plc	3.803%	3/11/25	325	315
	HSBC Holdings plc	0.976%	5/24/25	255	235
	HSBC Holdings plc	4.250%	8/18/25	50	48
[1]	HSBC Holdings plc	2.633%	11/7/25	195	182
	HSBC Holdings plc	4.300%	3/8/26	330	321
	HSBC Holdings plc	2.999%	3/10/26	290	271
[1]	HSBC Holdings plc	1.645%	4/18/26	125	113
	HSBC Holdings plc	3.900%	5/25/26	280	267
[1]	HSBC Holdings plc	2.099%	6/4/26	230	208
[1]	HSBC Holdings plc	4.292%	9/12/26	275	262
	HSBC Holdings plc	7.336%	11/3/26	100	104
	HSBC Holdings plc	4.375%	11/23/26	65	62
	HSBC Holdings plc	1.589%	5/24/27	330	283
	HSBC Holdings plc	2.251%	11/22/27	330	285
[1]	HSBC Holdings plc	4.041%	3/13/28	195	179
	HSBC Holdings plc	4.755%	6/9/28	380	359
	HSBC Holdings plc	5.210%	8/11/28	200	193
[1]	HSBC Holdings plc	2.013%	9/22/28	125	104
	HSBC Holdings plc	7.390%	11/3/28	350	367
[1]	HSBC Holdings plc	4.583%	6/19/29	325	299
	HSBC Holdings plc	2.206%	8/17/29	230	186
	HSBC Holdings plc	4.950%	3/31/30	220	211
[1]	HSBC Holdings plc	3.973%	5/22/30	335	293
[1]	HSBC Holdings plc	2.848%	6/4/31	185	148
[1]	HSBC Holdings plc	2.357%	8/18/31	130	99
	HSBC Holdings plc	2.804%	5/24/32	235	182
	HSBC Holdings plc	2.871%	11/22/32	280	214
	HSBC Holdings plc	4.762%	3/29/33	265	228
	HSBC Holdings plc	5.402%	8/11/33	200	187
	HSBC Holdings plc	8.113%	11/3/33	155	163
	HSBC Holdings plc	6.500%	9/15/37	250	242
[1]	HSBC Holdings plc	6.500%	9/15/37	120	114
	HSBC Holdings plc	6.100%	1/14/42	150	155
	HSBC Holdings plc	5.250%	3/14/44	227	199
	HSBC USA Inc.	3.750%	5/24/24	100	98
	HSBC USA Inc.	3.500%	6/23/24	140	137
	Huntington Bancshares Inc.	2.625%	8/6/24	120	115
	Huntington Bancshares Inc.	2.550%	2/4/30	70	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	4.552%	5/17/28	125	122
	ING Groep NV	3.550%	4/9/24	235	230
	ING Groep NV	3.869%	3/28/26	100	96
	ING Groep NV	3.950%	3/29/27	250	237
	ING Groep NV	1.726%	4/1/27	160	141
	ING Groep NV	4.017%	3/28/28	50	47
	ING Groep NV	4.550%	10/2/28	70	67
	ING Groep NV	4.050%	4/9/29	60	55
	ING Groep NV	2.727%	4/1/32	85	68
	ING Groep NV	4.252%	3/28/33	100	88
	Intercontinental Exchange Inc.	3.650%	5/23/25	145	142
	Intercontinental Exchange Inc.	3.750%	12/1/25	115	113
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	147
	Intercontinental Exchange Inc.	4.350%	6/15/29	50	49
	Intercontinental Exchange Inc.	2.100%	6/15/30	210	174
	Intercontinental Exchange Inc.	1.850%	9/15/32	230	177
	Intercontinental Exchange Inc.	4.600%	3/15/33	140	136
	Intercontinental Exchange Inc.	2.650%	9/15/40	100	71
	Intercontinental Exchange Inc.	4.250%	9/21/48	190	164
	Intercontinental Exchange Inc.	3.000%	6/15/50	105	73
	Intercontinental Exchange Inc.	4.950%	6/15/52	185	178
	Intercontinental Exchange Inc.	3.000%	9/15/60	175	115
	Intercontinental Exchange Inc.	5.200%	6/15/62	50	49
	JPMorgan Chase & Co.	3.875%	2/1/24	115	114
	JPMorgan Chase & Co.	3.625%	5/13/24	150	148
	JPMorgan Chase & Co.	3.875%	9/10/24	285	281
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	240	237
	JPMorgan Chase & Co.	3.125%	1/23/25	310	301
	JPMorgan Chase & Co.	0.563%	2/16/25	200	188
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	340	331
	JPMorgan Chase & Co.	0.824%	6/1/25	200	186
	JPMorgan Chase & Co.	3.845%	6/14/25	50	49
	JPMorgan Chase & Co.	0.969%	6/23/25	305	284
	JPMorgan Chase & Co.	3.900%	7/15/25	315	311
	JPMorgan Chase & Co.	0.768%	8/9/25	290	268
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	160	151
	JPMorgan Chase & Co.	1.561%	12/10/25	250	231
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	180	167
	JPMorgan Chase & Co.	3.300%	4/1/26	365	349
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	370	344
	JPMorgan Chase & Co.	4.080%	4/26/26	290	283
	JPMorgan Chase & Co.	3.200%	6/15/26	160	152
	JPMorgan Chase & Co.	2.950%	10/1/26	300	284
	JPMorgan Chase & Co.	1.045%	11/19/26	375	331
	JPMorgan Chase & Co.	4.125%	12/15/26	200	196
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	225	216
	JPMorgan Chase & Co.	1.040%	2/4/27	180	157
	JPMorgan Chase & Co.	1.578%	4/22/27	400	353
	JPMorgan Chase & Co.	1.470%	9/22/27	225	195
	JPMorgan Chase & Co.	4.250%	10/1/27	170	165
	JPMorgan Chase & Co.	3.625%	12/1/27	120	113
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	290	273
	JPMorgan Chase & Co.	4.323%	4/26/28	300	288
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	305	283
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	200	175
	JPMorgan Chase & Co.	4.851%	7/25/28	350	343
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	275	251
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	205	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.069%	6/1/29	240	202
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	215	202
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	305	290
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	310	282
	JPMorgan Chase & Co.	4.565%	6/14/30	140	134
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	150	127
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	395	375
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	320	265
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	325	269
	JPMorgan Chase & Co.	1.764%	11/19/31	185	143
	JPMorgan Chase & Co.	1.953%	2/4/32	390	303
	JPMorgan Chase & Co.	2.580%	4/22/32	290	236
	JPMorgan Chase & Co.	2.545%	11/8/32	285	228
	JPMorgan Chase & Co.	2.963%	1/25/33	330	273
	JPMorgan Chase & Co.	4.586%	4/26/33	200	188
	JPMorgan Chase & Co.	4.912%	7/25/33	390	376
	JPMorgan Chase & Co.	5.717%	9/14/33	360	355
	JPMorgan Chase & Co.	6.400%	5/15/38	262	289
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	285	240
	JPMorgan Chase & Co.	5.500%	10/15/40	65	67
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	180	135
	JPMorgan Chase & Co.	5.600%	7/15/41	140	144
	JPMorgan Chase & Co.	2.525%	11/19/41	245	167
	JPMorgan Chase & Co.	5.400%	1/6/42	175	177
	JPMorgan Chase & Co.	3.157%	4/22/42	185	137
	JPMorgan Chase & Co.	5.625%	8/16/43	145	148
	JPMorgan Chase & Co.	4.850%	2/1/44	170	160
	JPMorgan Chase & Co.	4.950%	6/1/45	185	171
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	205	175
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	150	123
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	325	263
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	280	223
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	167	116
	JPMorgan Chase & Co.	3.328%	4/22/52	400	288
[1]	KeyBank NA	3.300%	6/1/25	120	116
[1]	KeyBank NA	4.150%	8/8/25	150	147
[1]	KeyBank NA	4.900%	8/8/32	75	70
[1]	KeyCorp	4.100%	4/30/28	95	91
[1]	KeyCorp	4.789%	6/1/33	70	67
	Lloyds Banking Group plc	3.900%	3/12/24	120	118
	Lloyds Banking Group plc	4.500%	11/4/24	25	24
	Lloyds Banking Group plc	4.450%	5/8/25	180	176
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	72
	Lloyds Banking Group plc	4.582%	12/10/25	100	95
[1]	Lloyds Banking Group plc	2.438%	2/5/26	260	240
	Lloyds Banking Group plc	3.511%	3/18/26	100	94
	Lloyds Banking Group plc	4.650%	3/24/26	185	176
	Lloyds Banking Group plc	3.750%	1/11/27	125	117
	Lloyds Banking Group plc	1.627%	5/11/27	210	181
	Lloyds Banking Group plc	4.375%	3/22/28	240	226
	Lloyds Banking Group plc	4.550%	8/16/28	220	206
[1]	Lloyds Banking Group plc	3.574%	11/7/28	140	125
	Lloyds Banking Group plc	7.953%	11/15/33	145	152
	Lloyds Banking Group plc	5.300%	12/1/45	60	51
	Lloyds Banking Group plc	3.369%	12/14/46	225	147
	Lloyds Banking Group plc	4.344%	1/9/48	150	110
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	125	120
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	125	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	155	151
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	155	128
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	85	80
	Mastercard Inc.	3.375%	4/1/24	120	118
	Mastercard Inc.	2.950%	11/21/26	60	57
	Mastercard Inc.	3.300%	3/26/27	165	159
	Mastercard Inc.	2.950%	6/1/29	61	56
	Mastercard Inc.	3.350%	3/26/30	165	154
	Mastercard Inc.	2.000%	11/18/31	100	82
	Mastercard Inc.	3.650%	6/1/49	195	164
	Mastercard Inc.	3.850%	3/26/50	115	100
	MetLife Inc.	3.600%	4/10/24	100	98
	MetLife Inc.	4.550%	3/23/30	155	155
	MetLife Inc.	6.375%	6/15/34	55	61
	MetLife Inc.	5.700%	6/15/35	90	95
[1]	MetLife Inc.	6.400%	12/15/36	95	90
	MetLife Inc.	5.875%	2/6/41	90	93
	MetLife Inc.	4.125%	8/13/42	75	65
	MetLife Inc.	4.875%	11/13/43	105	99
	MetLife Inc.	4.050%	3/1/45	105	89
	MetLife Inc.	4.600%	5/13/46	80	74
	MetLife Inc.	5.000%	7/15/52	115	111
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	73
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	123	118
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	290	272
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	198	193
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	175	159
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	285	264
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	200	199
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	140	128
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	225	217
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	23
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	95	90
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	330	287
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	80	74
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	140	121
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	250	221
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	95	90
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	200	196
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	136
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	235	217
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	195	172
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	35	29
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	159
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	135	105
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	180	142
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	175	142
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	60	59
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	115	94
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	155	142
	Mizuho Financial Group Inc.	1.234%	5/22/27	170	147
	Mizuho Financial Group Inc.	1.554%	7/9/27	85	74
	Mizuho Financial Group Inc.	3.170%	9/11/27	60	54
	Mizuho Financial Group Inc.	4.018%	3/5/28	225	210
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	150	139
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	100	86
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	115	90
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	75	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	2.564%	9/13/31	115	88
[1]	Morgan Stanley	3.875%	4/29/24	260	256
[1]	Morgan Stanley	3.700%	10/23/24	305	299
[1]	Morgan Stanley	0.791%	1/22/25	160	150
	Morgan Stanley	3.620%	4/17/25	250	244
	Morgan Stanley	0.790%	5/30/25	325	301
[1]	Morgan Stanley	2.720%	7/22/25	295	281
[1]	Morgan Stanley	4.000%	7/23/25	285	279
[1]	Morgan Stanley	0.864%	10/21/25	150	137
[1]	Morgan Stanley	1.164%	10/21/25	285	261
	Morgan Stanley	5.000%	11/24/25	210	210
[1]	Morgan Stanley	3.875%	1/27/26	310	301
	Morgan Stanley	2.630%	2/18/26	195	183
[1]	Morgan Stanley	2.188%	4/28/26	375	349
	Morgan Stanley	4.679%	7/17/26	100	99
[1]	Morgan Stanley	3.125%	7/27/26	395	371
[1]	Morgan Stanley	4.350%	9/8/26	285	278
	Morgan Stanley	6.138%	10/16/26	100	102
	Morgan Stanley	0.985%	12/10/26	345	302
	Morgan Stanley	3.625%	1/20/27	321	305
	Morgan Stanley	3.950%	4/23/27	260	251
	Morgan Stanley	1.593%	5/4/27	370	326
	Morgan Stanley	2.475%	1/21/28	135	120
	Morgan Stanley	4.210%	4/20/28	285	272
[1]	Morgan Stanley	3.591%	7/22/28	375	346
	Morgan Stanley	6.296%	10/18/28	125	130
[1]	Morgan Stanley	3.772%	1/24/29	450	415
[1]	Morgan Stanley	4.431%	1/23/30	380	360
[1]	Morgan Stanley	2.699%	1/22/31	300	252
[1]	Morgan Stanley	3.622%	4/1/31	280	250
[1]	Morgan Stanley	1.794%	2/13/32	145	110
	Morgan Stanley	7.250%	4/1/32	260	298
[1]	Morgan Stanley	1.928%	4/28/32	150	115
[1]	Morgan Stanley	2.239%	7/21/32	245	191
[1]	Morgan Stanley	2.511%	10/20/32	265	211
	Morgan Stanley	2.943%	1/21/33	245	201
	Morgan Stanley	4.889%	7/20/33	120	115
	Morgan Stanley	6.342%	10/18/33	275	292
	Morgan Stanley	2.484%	9/16/36	415	308
	Morgan Stanley	5.297%	4/20/37	230	214
[1]	Morgan Stanley	3.971%	7/22/38	290	247
[1]	Morgan Stanley	4.457%	4/22/39	115	103
	Morgan Stanley	3.217%	4/22/42	150	113
	Morgan Stanley	6.375%	7/24/42	200	221
	Morgan Stanley	4.300%	1/27/45	335	290
	Morgan Stanley	4.375%	1/22/47	205	179
[1]	Morgan Stanley	5.597%	3/24/51	190	198
[1]	Morgan Stanley	2.802%	1/25/52	280	181
	National Australia Bank Ltd.	3.500%	6/9/25	95	92
	National Australia Bank Ltd.	3.375%	1/14/26	75	72
[1]	National Australia Bank Ltd.	2.500%	7/12/26	163	151
	National Bank of Canada	3.750%	6/9/25	50	49
	NatWest Group plc	5.125%	5/28/24	215	213
[1]	NatWest Group plc	4.269%	3/22/25	225	218
	NatWest Group plc	4.800%	4/5/26	285	279
	NatWest Group plc	1.642%	6/14/27	220	189
[1]	NatWest Group plc	3.073%	5/22/28	180	159
[1]	NatWest Group plc	4.892%	5/18/29	205	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	NatWest Group plc	3.754%	11/1/29	50	46
[1]	NatWest Group plc	5.076%	1/27/30	65	61
[1]	NatWest Group plc	4.445%	5/8/30	145	131
[1]	NatWest Group plc	3.032%	11/28/35	115	84
	Nomura Holdings Inc.	2.648%	1/16/25	55	52
	Nomura Holdings Inc.	5.099%	7/3/25	75	75
	Nomura Holdings Inc.	1.851%	7/16/25	195	178
	Nomura Holdings Inc.	1.653%	7/14/26	185	161
	Nomura Holdings Inc.	2.329%	1/22/27	200	176
	Nomura Holdings Inc.	2.172%	7/14/28	125	103
	Nomura Holdings Inc.	3.103%	1/16/30	115	96
	Nomura Holdings Inc.	2.679%	7/16/30	85	68
	Nomura Holdings Inc.	2.608%	7/14/31	120	93
	Nomura Holdings Inc.	2.999%	1/22/32	35	28
	Northern Trust Corp.	3.950%	10/30/25	115	113
	Northern Trust Corp.	4.000%	5/10/27	135	133
	Northern Trust Corp.	6.125%	11/2/32	180	190
	PayPal Holdings Inc.	2.400%	10/1/24	155	149
	PayPal Holdings Inc.	1.650%	6/1/25	85	79
	PayPal Holdings Inc.	2.650%	10/1/26	135	126
	PayPal Holdings Inc.	2.850%	10/1/29	125	109
	PayPal Holdings Inc.	2.300%	6/1/30	95	79
	PayPal Holdings Inc.	4.400%	6/1/32	105	100
	PayPal Holdings Inc.	3.250%	6/1/50	130	92
	PayPal Holdings Inc.	5.050%	6/1/52	95	89
[1]	PNC Bank NA	2.950%	2/23/25	90	87
[1]	PNC Bank NA	3.100%	10/25/27	50	47
[1]	PNC Bank NA	4.050%	7/26/28	145	137
[1]	PNC Bank NA	2.700%	10/22/29	50	42
	PNC Financial Services Group Inc.	3.500%	1/23/24	105	103
	PNC Financial Services Group Inc.	3.900%	4/29/24	115	114
	PNC Financial Services Group Inc.	5.671%	10/28/25	75	76
	PNC Financial Services Group Inc.	2.600%	7/23/26	135	125
	PNC Financial Services Group Inc.	3.150%	5/19/27	70	65
[3]	PNC Financial Services Group Inc.	5.354%	12/2/28	110	111
	PNC Financial Services Group Inc.	3.450%	4/23/29	355	327
	PNC Financial Services Group Inc.	2.550%	1/22/30	185	157
	PNC Financial Services Group Inc.	2.307%	4/23/32	25	20
	PNC Financial Services Group Inc.	4.626%	6/6/33	85	78
	PNC Financial Services Group Inc.	6.037%	10/28/33	165	173
	Progressive Corp.	4.125%	4/15/47	180	153
[1]	Prudential Financial Inc.	5.700%	12/14/36	200	206
[1]	Prudential Financial Inc.	5.375%	5/15/45	80	75
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	44
	Prudential Financial Inc.	3.905%	12/7/47	150	121
[1]	Prudential Financial Inc.	5.700%	9/15/48	120	112
	Prudential Financial Inc.	3.935%	12/7/49	110	87
[1]	Prudential Financial Inc.	4.350%	2/25/50	95	82
[1]	Prudential Financial Inc.	3.700%	3/13/51	10	8
	Prudential Financial Inc.	5.125%	3/1/52	220	189
	Prudential Financial Inc.	6.000%	9/1/52	100	92
	Prudential plc	3.125%	4/14/30	130	114
	Raymond James Financial Inc.	4.950%	7/15/46	35	32
	Raymond James Financial Inc.	3.750%	4/1/51	120	89
	Regions Financial Corp.	2.250%	5/18/25	105	98
[1]	Royal Bank of Canada	0.425%	1/19/24	120	114
[1]	Royal Bank of Canada	2.550%	7/16/24	150	145
	Royal Bank of Canada	0.650%	7/29/24	155	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Royal Bank of Canada	0.750%	10/7/24	145	134
	Royal Bank of Canada	5.660%	10/25/24	95	96
[1]	Royal Bank of Canada	2.250%	11/1/24	245	233
[1]	Royal Bank of Canada	1.600%	1/21/25	60	56
	Royal Bank of Canada	3.375%	4/14/25	165	160
[1]	Royal Bank of Canada	1.150%	6/10/25	200	183
[1]	Royal Bank of Canada	0.875%	1/20/26	180	160
[1]	Royal Bank of Canada	4.650%	1/27/26	95	94
	Royal Bank of Canada	1.200%	4/27/26	150	134
[1]	Royal Bank of Canada	1.150%	7/14/26	135	119
[1]	Royal Bank of Canada	1.400%	11/2/26	120	106
	Royal Bank of Canada	3.625%	5/4/27	135	128
[1]	Royal Bank of Canada	4.240%	8/3/27	200	194
	Royal Bank of Canada	6.000%	11/1/27	95	99
[1]	Royal Bank of Canada	2.300%	11/3/31	130	105
	Royal Bank of Canada	3.875%	5/4/32	95	87
	Santander Holdings USA Inc.	3.500%	6/7/24	115	112
	Santander Holdings USA Inc.	3.450%	6/2/25	140	134
	Santander Holdings USA Inc.	4.500%	7/17/25	110	108
	Santander Holdings USA Inc.	3.244%	10/5/26	65	60
	Santander Holdings USA Inc.	4.400%	7/13/27	185	178
	Santander Holdings USA Inc.	2.490%	1/6/28	80	69
	Santander UK Group Holdings plc	1.089%	3/15/25	150	139
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	115	101
	Santander UK Group Holdings plc	1.673%	6/14/27	135	114
	Santander UK Group Holdings plc	2.469%	1/11/28	100	85
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	110	97
	Santander UK plc	4.000%	3/13/24	185	182
	State Street Corp.	3.300%	12/16/24	100	98
	State Street Corp.	3.550%	8/18/25	190	185
[1]	State Street Corp.	2.354%	11/1/25	85	81
	State Street Corp.	2.650%	5/19/26	75	71
	State Street Corp.	2.400%	1/24/30	100	85
	State Street Corp.	2.200%	3/3/31	40	32
	State Street Corp.	4.164%	8/4/33	95	88
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	210	201
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	100	95
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	130	123
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	180	164
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	135	119
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	120	116
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	115
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	315	275
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	204
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	56
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	125	116
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	125	115
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	110	101
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25	23
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	120	100
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	355	309
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	100	85
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	190	151
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	95	74
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	79
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	37
	Synchrony Financial	4.250%	8/15/24	120	117
	Synchrony Financial	4.875%	6/13/25	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Financial	4.500%	7/23/25	82	79
	Synchrony Financial	3.950%	12/1/27	275	247
	Synchrony Financial	2.875%	10/28/31	70	53
	Toronto-Dominion Bank	0.550%	3/4/24	230	218
[1]	Toronto-Dominion Bank	2.350%	3/8/24	140	136
[1]	Toronto-Dominion Bank	3.250%	3/11/24	175	171
[1]	Toronto-Dominion Bank	2.650%	6/12/24	75	73
[1]	Toronto-Dominion Bank	0.700%	9/10/24	10	9
[1]	Toronto-Dominion Bank	4.285%	9/13/24	145	143
[1]	Toronto-Dominion Bank	1.450%	1/10/25	225	210
	Toronto-Dominion Bank	3.766%	6/6/25	165	161
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	36
[1]	Toronto-Dominion Bank	0.750%	9/11/25	135	121
[1]	Toronto-Dominion Bank	0.750%	1/6/26	130	115
[1]	Toronto-Dominion Bank	1.200%	6/3/26	180	159
[1]	Toronto-Dominion Bank	1.250%	9/10/26	80	70
[1]	Toronto-Dominion Bank	1.950%	1/12/27	140	125
[1]	Toronto-Dominion Bank	2.800%	3/10/27	115	106
	Toronto-Dominion Bank	4.108%	6/8/27	150	145
[1]	Toronto-Dominion Bank	2.000%	9/10/31	160	126
[1]	Toronto-Dominion Bank	3.625%	9/15/31	130	120
[1]	Toronto-Dominion Bank	3.200%	3/10/32	255	221
	Toronto-Dominion Bank	4.456%	6/8/32	190	182
[1]	Travelers Cos. Inc.	6.250%	6/15/37	120	133
	Travelers Cos. Inc.	5.350%	11/1/40	10	10
	Travelers Cos. Inc.	3.050%	6/8/51	55	38
[1]	Truist Bank	3.200%	4/1/24	335	328
[1]	Truist Bank	2.150%	12/6/24	100	95
[1]	Truist Bank	1.500%	3/10/25	140	130
[1]	Truist Bank	3.625%	9/16/25	155	149
[1]	Truist Bank	3.300%	5/15/26	130	122
[1]	Truist Bank	3.800%	10/30/26	115	109
[1]	Truist Bank	2.250%	3/11/30	205	167
[1]	Truist Financial Corp.	3.750%	12/6/23	136	135
[1]	Truist Financial Corp.	2.500%	8/1/24	155	149
[1]	Truist Financial Corp.	2.850%	10/26/24	125	121
	Truist Financial Corp.	4.000%	5/1/25	10	10
[1]	Truist Financial Corp.	3.700%	6/5/25	80	78
[1]	Truist Financial Corp.	1.200%	8/5/25	65	59
[1]	Truist Financial Corp.	4.260%	7/28/26	100	98
[1]	Truist Financial Corp.	1.267%	3/2/27	105	93
[1]	Truist Financial Corp.	1.125%	8/3/27	105	89
[1]	Truist Financial Corp.	4.123%	6/6/28	50	47
[1]	Truist Financial Corp.	1.887%	6/7/29	80	67
[1]	Truist Financial Corp.	1.950%	6/5/30	80	65
[1]	Truist Financial Corp.	4.916%	7/28/33	75	71
[1]	Truist Financial Corp.	6.123%	10/28/33	80	84
[1]	US Bancorp	3.700%	1/30/24	75	74
	US Bancorp	3.375%	2/5/24	225	222
	US Bancorp	2.400%	7/30/24	155	150
[1]	US Bancorp	3.600%	9/11/24	100	98
	US Bancorp	1.450%	5/12/25	75	70
[1]	US Bancorp	3.950%	11/17/25	200	196
[1]	US Bancorp	3.100%	4/27/26	170	162
[1]	US Bancorp	2.375%	7/22/26	70	65
	US Bancorp	5.727%	10/21/26	25	26
[1]	US Bancorp	3.150%	4/27/27	170	161
[1]	US Bancorp	2.215%	1/27/28	120	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Bancorp	3.900%	4/26/28	90	87
	US Bancorp	4.548%	7/22/28	100	97
[1]	US Bancorp	3.000%	7/30/29	165	147
[1]	US Bancorp	1.375%	7/22/30	133	104
[1]	US Bancorp	2.677%	1/27/33	65	54
	US Bancorp	4.967%	7/22/33	100	95
	US Bancorp	5.850%	10/21/33	175	183
	US Bancorp	2.491%	11/3/36	95	74
[1]	US Bank NA	2.050%	1/21/25	115	109
[1]	US Bank NA	2.800%	1/27/25	105	101
	Visa Inc.	3.150%	12/14/25	320	308
	Visa Inc.	1.900%	4/15/27	230	209
	Visa Inc.	2.750%	9/15/27	145	136
	Visa Inc.	2.050%	4/15/30	150	130
	Visa Inc.	1.100%	2/15/31	90	71
	Visa Inc.	4.150%	12/14/35	165	159
	Visa Inc.	2.700%	4/15/40	20	16
	Visa Inc.	4.300%	12/14/45	310	290
	Visa Inc.	3.650%	9/15/47	165	140
	Visa Inc.	2.000%	8/15/50	130	81
[1]	Wells Fargo & Co.	3.300%	9/9/24	540	526
[1]	Wells Fargo & Co.	3.550%	9/29/25	770	746
[1]	Wells Fargo & Co.	2.406%	10/30/25	650	613
[1]	Wells Fargo & Co.	2.164%	2/11/26	670	625
[1]	Wells Fargo & Co.	4.100%	6/3/26	100	97
[1]	Wells Fargo & Co.	4.540%	8/15/26	140	137
[1]	Wells Fargo & Co.	3.196%	6/17/27	350	326
[1]	Wells Fargo & Co.	3.526%	3/24/28	620	576
[1]	Wells Fargo & Co.	3.584%	5/22/28	555	515
[1]	Wells Fargo & Co.	2.393%	6/2/28	600	530
[1]	Wells Fargo & Co.	4.808%	7/25/28	445	435
[1]	Wells Fargo & Co.	2.879%	10/30/30	450	387
[1]	Wells Fargo & Co.	2.572%	2/11/31	385	323
[1]	Wells Fargo & Co.	4.478%	4/4/31	325	309
[1]	Wells Fargo & Co.	3.350%	3/2/33	445	380
[1]	Wells Fargo & Co.	4.897%	7/25/33	495	477
[1]	Wells Fargo & Co.	3.068%	4/30/41	365	271
	Wells Fargo & Co.	5.375%	11/2/43	235	224
	Wells Fargo & Co.	5.606%	1/15/44	220	215
[1]	Wells Fargo & Co.	4.650%	11/4/44	180	157
	Wells Fargo & Co.	3.900%	5/1/45	235	189
[1]	Wells Fargo & Co.	4.900%	11/17/45	250	221
[1]	Wells Fargo & Co.	4.400%	6/14/46	210	172
[1]	Wells Fargo & Co.	4.750%	12/7/46	105	90
[1]	Wells Fargo & Co.	5.013%	4/4/51	510	479
[1]	Wells Fargo & Co.	4.611%	4/25/53	435	386
[1]	Wells Fargo Bank NA	6.600%	1/15/38	210	232
	Westpac Banking Corp.	3.300%	2/26/24	200	197
	Westpac Banking Corp.	5.350%	10/18/24	110	111
	Westpac Banking Corp.	1.019%	11/18/24	80	74
	Westpac Banking Corp.	2.350%	2/19/25	90	86
	Westpac Banking Corp.	2.850%	5/13/26	200	189
	Westpac Banking Corp.	1.150%	6/3/26	100	89
	Westpac Banking Corp.	2.700%	8/19/26	80	75
	Westpac Banking Corp.	3.350%	3/8/27	135	128
	Westpac Banking Corp.	5.457%	11/18/27	300	309
	Westpac Banking Corp.	3.400%	1/25/28	50	47
	Westpac Banking Corp.	1.953%	11/20/28	230	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.650%	1/16/30	15	13
[1]	Westpac Banking Corp.	2.894%	2/4/30	140	127
	Westpac Banking Corp.	2.150%	6/3/31	80	66
[1]	Westpac Banking Corp.	4.322%	11/23/31	205	187
	Westpac Banking Corp.	5.405%	8/10/33	165	152
	Westpac Banking Corp.	4.110%	7/24/34	125	106
	Westpac Banking Corp.	2.668%	11/15/35	120	88
	Westpac Banking Corp.	3.020%	11/18/36	125	92
	Westpac Banking Corp.	4.421%	7/24/39	110	90
	Westpac Banking Corp.	2.963%	11/16/40	90	59
	Westpac Banking Corp.	3.133%	11/18/41	90	59
	Willis North America Inc.	4.650%	6/15/27	125	121
					152,962
Health Care (14.0%)
	Abbott Laboratories	2.950%	3/15/25	160	155
	Abbott Laboratories	3.750%	11/30/26	130	128
[4]	Abbott Laboratories	4.750%	11/30/36	85	86
	Abbott Laboratories	4.900%	11/30/46	295	296
	AbbVie Inc.	3.850%	6/15/24	220	217
	AbbVie Inc.	2.600%	11/21/24	470	450
	AbbVie Inc.	3.800%	3/15/25	290	284
	AbbVie Inc.	3.600%	5/14/25	402	392
	AbbVie Inc.	3.200%	5/14/26	235	224
	AbbVie Inc.	2.950%	11/21/26	200	187
	AbbVie Inc.	4.250%	11/14/28	180	176
	AbbVie Inc.	3.200%	11/21/29	470	429
	AbbVie Inc.	4.550%	3/15/35	255	243
	AbbVie Inc.	4.500%	5/14/35	310	294
	AbbVie Inc.	4.300%	5/14/36	190	176
	AbbVie Inc.	4.050%	11/21/39	195	170
	AbbVie Inc.	4.400%	11/6/42	250	224
	AbbVie Inc.	4.850%	6/15/44	125	117
	AbbVie Inc.	4.750%	3/15/45	140	130
	AbbVie Inc.	4.700%	5/14/45	335	308
	AbbVie Inc.	4.450%	5/14/46	320	282
	AbbVie Inc.	4.875%	11/14/48	155	145
	AbbVie Inc.	4.250%	11/21/49	585	503
	Aetna Inc.	3.500%	11/15/24	80	78
	Aetna Inc.	6.625%	6/15/36	90	96
	Aetna Inc.	3.875%	8/15/47	90	70
	Agilent Technologies Inc.	2.300%	3/12/31	130	107
	AmerisourceBergen Corp.	3.450%	12/15/27	135	127
	AmerisourceBergen Corp.	2.700%	3/15/31	275	229
	Amgen Inc.	3.625%	5/22/24	150	148
	Amgen Inc.	3.125%	5/1/25	70	68
	Amgen Inc.	2.600%	8/19/26	185	172
	Amgen Inc.	2.200%	2/21/27	265	241
	Amgen Inc.	3.200%	11/2/27	160	151
	Amgen Inc.	1.650%	8/15/28	75	64
	Amgen Inc.	3.000%	2/22/29	105	95
	Amgen Inc.	4.050%	8/18/29	105	100
	Amgen Inc.	2.450%	2/21/30	145	124
	Amgen Inc.	2.300%	2/25/31	150	125
	Amgen Inc.	2.000%	1/15/32	115	92
	Amgen Inc.	3.350%	2/22/32	40	36
	Amgen Inc.	4.200%	3/1/33	50	47
	Amgen Inc.	3.150%	2/21/40	200	153
	Amgen Inc.	2.800%	8/15/41	130	93

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amgen Inc.	4.400%	5/1/45	285	246
Amgen Inc.	4.563%	6/15/48	195	173
Amgen Inc.	3.375%	2/21/50	175	127
Amgen Inc.	4.663%	6/15/51	350	315
Amgen Inc.	3.000%	1/15/52	170	113
Amgen Inc.	4.200%	2/22/52	150	124
Amgen Inc.	2.770%	9/1/53	190	118
Amgen Inc.	4.400%	2/22/62	140	115
AstraZeneca Finance LLC	0.700%	5/28/24	180	169
AstraZeneca Finance LLC	1.200%	5/28/26	65	58
AstraZeneca Finance LLC	1.750%	5/28/28	145	126
AstraZeneca Finance LLC	2.250%	5/28/31	70	59
AstraZeneca plc	3.375%	11/16/25	150	145
AstraZeneca plc	0.700%	4/8/26	125	111
AstraZeneca plc	3.125%	6/12/27	125	119
AstraZeneca plc	4.000%	1/17/29	110	107
AstraZeneca plc	1.375%	8/6/30	100	80
AstraZeneca plc	6.450%	9/15/37	355	405
AstraZeneca plc	4.000%	9/18/42	145	128
AstraZeneca plc	4.375%	11/16/45	100	92
AstraZeneca plc	4.375%	8/17/48	77	71
AstraZeneca plc	3.000%	5/28/51	110	80
Baxalta Inc.	4.000%	6/23/25	155	152
Baxter International Inc.	0.868%	12/1/23	175	168
Baxter International Inc.	1.322%	11/29/24	125	116
Baxter International Inc.	2.600%	8/15/26	96	88
Baxter International Inc.	1.915%	2/1/27	165	147
Baxter International Inc.	2.272%	12/1/28	95	82
Baxter International Inc.	2.539%	2/1/32	210	170
Baxter International Inc.	3.132%	12/1/51	130	87
Becton Dickinson & Co.	3.363%	6/6/24	57	56
Becton Dickinson & Co.	3.734%	12/15/24	100	98
Becton Dickinson & Co.	3.700%	6/6/27	169	162
Becton Dickinson & Co.	2.823%	5/20/30	120	105
Becton Dickinson & Co.	1.957%	2/11/31	145	117
Becton Dickinson & Co.	4.685%	12/15/44	55	50
Becton Dickinson & Co.	4.669%	6/6/47	140	127
Biogen Inc.	4.050%	9/15/25	55	54
Biogen Inc.	2.250%	5/1/30	200	165
Biogen Inc.	3.150%	5/1/50	140	96
Bio-Rad Laboratories Inc.	3.700%	3/15/32	90	78
Boston Scientific Corp.	2.650%	6/1/30	170	147
Bristol-Myers Squibb Co.	2.900%	7/26/24	225	219
Bristol-Myers Squibb Co.	0.750%	11/13/25	105	95
Bristol-Myers Squibb Co.	3.200%	6/15/26	212	204
Bristol-Myers Squibb Co.	1.125%	11/13/27	95	81
Bristol-Myers Squibb Co.	3.900%	2/20/28	125	122
Bristol-Myers Squibb Co.	3.400%	7/26/29	257	241
Bristol-Myers Squibb Co.	1.450%	11/13/30	115	92
Bristol-Myers Squibb Co.	2.950%	3/15/32	130	115
Bristol-Myers Squibb Co.	4.125%	6/15/39	190	173
Bristol-Myers Squibb Co.	2.350%	11/13/40	70	49
Bristol-Myers Squibb Co.	3.550%	3/15/42	125	104
Bristol-Myers Squibb Co.	4.350%	11/15/47	145	131
Bristol-Myers Squibb Co.	4.550%	2/20/48	157	145
Bristol-Myers Squibb Co.	4.250%	10/26/49	390	347
Bristol-Myers Squibb Co.	2.550%	11/13/50	105	69
Bristol-Myers Squibb Co.	3.700%	3/15/52	205	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.900%	3/15/62	135	109
	Cardinal Health Inc.	3.079%	6/15/24	80	78
	Cardinal Health Inc.	3.410%	6/15/27	10	9
	Centene Corp.	2.450%	7/15/28	300	254
	Centene Corp.	4.625%	12/15/29	55	51
	Centene Corp.	3.375%	2/15/30	620	529
	Centene Corp.	2.625%	8/1/31	475	376
[1]	Cigna Corp.	3.250%	4/15/25	145	140
	Cigna Corp.	4.125%	11/15/25	110	108
[1]	Cigna Corp.	4.500%	2/25/26	182	182
	Cigna Corp.	1.250%	3/15/26	145	130
[1]	Cigna Corp.	3.400%	3/1/27	75	71
	Cigna Corp.	4.375%	10/15/28	295	288
	Cigna Corp.	2.400%	3/15/30	231	196
	Cigna Corp.	2.375%	3/15/31	195	162
	Cigna Corp.	4.800%	8/15/38	220	208
	Cigna Corp.	3.200%	3/15/40	50	39
[1]	Cigna Corp.	4.800%	7/15/46	150	137
[1]	Cigna Corp.	3.875%	10/15/47	140	111
	Cigna Corp.	4.900%	12/15/48	275	254
	Cigna Corp.	3.400%	3/15/50	145	105
	Cigna Corp.	3.400%	3/15/51	165	120
	CVS Health Corp.	2.625%	8/15/24	45	44
	CVS Health Corp.	4.100%	3/25/25	100	99
	CVS Health Corp.	3.875%	7/20/25	300	295
	CVS Health Corp.	2.875%	6/1/26	200	188
	CVS Health Corp.	3.000%	8/15/26	175	165
	CVS Health Corp.	3.625%	4/1/27	170	163
	CVS Health Corp.	1.300%	8/21/27	185	159
	CVS Health Corp.	4.300%	3/25/28	245	238
	CVS Health Corp.	3.250%	8/15/29	270	244
	CVS Health Corp.	3.750%	4/1/30	230	213
	CVS Health Corp.	1.750%	8/21/30	190	152
	CVS Health Corp.	1.875%	2/28/31	35	28
	CVS Health Corp.	2.125%	9/15/31	50	40
	CVS Health Corp.	4.780%	3/25/38	535	495
	CVS Health Corp.	4.125%	4/1/40	155	131
	CVS Health Corp.	2.700%	8/21/40	135	95
	CVS Health Corp.	5.300%	12/5/43	60	57
	CVS Health Corp.	5.125%	7/20/45	345	322
	CVS Health Corp.	5.050%	3/25/48	840	778
	CVS Health Corp.	4.250%	4/1/50	70	58
	Danaher Corp.	2.600%	10/1/50	145	96
	Danaher Corp.	2.800%	12/10/51	20	14
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	45	37
	DH Europe Finance II Sarl	2.600%	11/15/29	85	75
	DH Europe Finance II Sarl	3.250%	11/15/39	115	93
	DH Europe Finance II Sarl	3.400%	11/15/49	115	89
	Elevance Health Inc.	3.500%	8/15/24	75	73
	Elevance Health Inc.	3.350%	12/1/24	95	92
	Elevance Health Inc.	2.375%	1/15/25	150	143
	Elevance Health Inc.	1.500%	3/15/26	50	45
	Elevance Health Inc.	3.650%	12/1/27	122	116
	Elevance Health Inc.	4.101%	3/1/28	125	121
	Elevance Health Inc.	2.875%	9/15/29	110	97
	Elevance Health Inc.	2.250%	5/15/30	135	113
	Elevance Health Inc.	2.550%	3/15/31	60	51
	Elevance Health Inc.	4.625%	5/15/42	140	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	4.650%	1/15/43	145	134
	Elevance Health Inc.	4.650%	8/15/44	100	91
	Elevance Health Inc.	4.375%	12/1/47	205	179
	Elevance Health Inc.	4.550%	3/1/48	55	49
	Elevance Health Inc.	3.700%	9/15/49	75	57
	Elevance Health Inc.	3.125%	5/15/50	90	64
	Elevance Health Inc.	3.600%	3/15/51	100	76
	Elevance Health Inc.	6.100%	10/15/52	35	38
	Eli Lilly & Co.	3.375%	3/15/29	67	64
	Eli Lilly & Co.	2.250%	5/15/50	126	82
	Eli Lilly & Co.	2.500%	9/15/60	130	83
	Gilead Sciences Inc.	3.700%	4/1/24	275	271
	Gilead Sciences Inc.	3.500%	2/1/25	130	127
	Gilead Sciences Inc.	3.650%	3/1/26	80	78
	Gilead Sciences Inc.	2.950%	3/1/27	125	117
	Gilead Sciences Inc.	1.200%	10/1/27	160	136
	Gilead Sciences Inc.	1.650%	10/1/30	135	109
	Gilead Sciences Inc.	4.600%	9/1/35	130	126
	Gilead Sciences Inc.	4.000%	9/1/36	90	81
	Gilead Sciences Inc.	2.600%	10/1/40	60	43
	Gilead Sciences Inc.	5.650%	12/1/41	85	88
	Gilead Sciences Inc.	4.800%	4/1/44	200	188
	Gilead Sciences Inc.	4.500%	2/1/45	150	136
	Gilead Sciences Inc.	4.750%	3/1/46	220	203
	Gilead Sciences Inc.	4.150%	3/1/47	185	156
	Gilead Sciences Inc.	2.800%	10/1/50	155	102
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	110	108
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	160
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	280	320
	GlaxoSmithKline Capital plc	3.000%	6/1/24	110	107
	GlaxoSmithKline Capital plc	3.375%	6/1/29	90	84
	HCA Inc.	5.000%	3/15/24	150	149
	HCA Inc.	5.375%	2/1/25	275	275
	HCA Inc.	5.250%	4/15/25	190	190
	HCA Inc.	5.875%	2/15/26	140	141
	HCA Inc.	5.250%	6/15/26	145	144
	HCA Inc.	5.375%	9/1/26	100	100
	HCA Inc.	4.500%	2/15/27	85	82
[2]	HCA Inc.	3.125%	3/15/27	185	168
	HCA Inc.	5.625%	9/1/28	100	100
	HCA Inc.	5.875%	2/1/29	125	126
	HCA Inc.	4.125%	6/15/29	175	160
	HCA Inc.	3.500%	9/1/30	290	251
	HCA Inc.	2.375%	7/15/31	95	75
[2]	HCA Inc.	3.625%	3/15/32	195	167
	HCA Inc.	5.125%	6/15/39	120	107
	HCA Inc.	5.500%	6/15/47	160	145
	HCA Inc.	5.250%	6/15/49	175	154
	HCA Inc.	3.500%	7/15/51	165	111
[2]	HCA Inc.	4.625%	3/15/52	215	173
	Humana Inc.	1.350%	2/3/27	105	91
	Humana Inc.	3.700%	3/23/29	40	37
	Humana Inc.	2.150%	2/3/32	85	67
	Humana Inc.	4.950%	10/1/44	108	100
	Johnson & Johnson	3.375%	12/5/23	80	80
	Johnson & Johnson	2.625%	1/15/25	60	58
	Johnson & Johnson	0.550%	9/1/25	90	82
	Johnson & Johnson	2.450%	3/1/26	250	237

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson & Johnson	2.950%	3/3/27	115	110
Johnson & Johnson	2.900%	1/15/28	215	204
Johnson & Johnson	1.300%	9/1/30	150	123
Johnson & Johnson	4.375%	12/5/33	160	160
Johnson & Johnson	3.550%	3/1/36	80	73
Johnson & Johnson	3.625%	3/3/37	180	163
Johnson & Johnson	5.950%	8/15/37	90	103
Johnson & Johnson	3.400%	1/15/38	100	87
Johnson & Johnson	2.100%	9/1/40	120	85
Johnson & Johnson	3.700%	3/1/46	195	168
Johnson & Johnson	3.750%	3/3/47	75	65
Johnson & Johnson	3.500%	1/15/48	70	58
Johnson & Johnson	2.250%	9/1/50	100	65
Johnson & Johnson	2.450%	9/1/60	125	81
Laboratory Corp. of America Holdings	3.600%	2/1/25	125	121
Laboratory Corp. of America Holdings	4.700%	2/1/45	95	84
McKesson Corp.	3.796%	3/15/24	135	133
Medtronic Inc.	4.375%	3/15/35	235	226
Medtronic Inc.	4.625%	3/15/45	180	172
Merck & Co. Inc.	2.900%	3/7/24	70	69
Merck & Co. Inc.	2.750%	2/10/25	255	246
Merck & Co. Inc.	0.750%	2/24/26	135	121
Merck & Co. Inc.	1.700%	6/10/27	215	193
Merck & Co. Inc.	1.900%	12/10/28	75	65
Merck & Co. Inc.	3.400%	3/7/29	130	123
Merck & Co. Inc.	1.450%	6/24/30	140	114
Merck & Co. Inc.	2.150%	12/10/31	195	162
Merck & Co. Inc.	3.900%	3/7/39	55	49
Merck & Co. Inc.	2.350%	6/24/40	115	82
Merck & Co. Inc.	4.150%	5/18/43	140	128
Merck & Co. Inc.	3.700%	2/10/45	245	206
Merck & Co. Inc.	4.000%	3/7/49	115	102
Merck & Co. Inc.	2.450%	6/24/50	185	122
Merck & Co. Inc.	2.750%	12/10/51	250	174
Merck & Co. Inc.	2.900%	12/10/61	140	93
Mylan Inc.	4.550%	4/15/28	25	24
Mylan Inc.	5.200%	4/15/48	210	163
Novartis Capital Corp.	3.400%	5/6/24	245	241
Novartis Capital Corp.	1.750%	2/14/25	35	33
Novartis Capital Corp.	3.000%	11/20/25	140	135
Novartis Capital Corp.	2.000%	2/14/27	155	142
Novartis Capital Corp.	3.100%	5/17/27	200	192
Novartis Capital Corp.	2.200%	8/14/30	185	159
Novartis Capital Corp.	4.400%	5/6/44	220	209
Novartis Capital Corp.	4.000%	11/20/45	110	99
Novartis Capital Corp.	2.750%	8/14/50	80	57
PerkinElmer Inc.	0.850%	9/15/24	60	55
PerkinElmer Inc.	3.300%	9/15/29	85	75
Pfizer Inc.	2.950%	3/15/24	75	74
Pfizer Inc.	3.400%	5/15/24	100	98
Pfizer Inc.	0.800%	5/28/25	100	92
Pfizer Inc.	2.750%	6/3/26	60	57
Pfizer Inc.	3.000%	12/15/26	190	182
Pfizer Inc.	3.600%	9/15/28	85	82
Pfizer Inc.	3.450%	3/15/29	200	190
Pfizer Inc.	2.625%	4/1/30	138	123
Pfizer Inc.	1.700%	5/28/30	70	58
Pfizer Inc.	1.750%	8/18/31	205	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.000%	12/15/36	170	158
	Pfizer Inc.	3.900%	3/15/39	70	63
	Pfizer Inc.	7.200%	3/15/39	50	62
	Pfizer Inc.	2.550%	5/28/40	215	160
	Pfizer Inc.	4.300%	6/15/43	105	98
	Pfizer Inc.	4.400%	5/15/44	140	133
	Pfizer Inc.	4.125%	12/15/46	165	150
	Pfizer Inc.	4.200%	9/15/48	130	119
	Pfizer Inc.	4.000%	3/15/49	110	98
	Pfizer Inc.	2.700%	5/28/50	130	93
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	40	24
	Quest Diagnostics Inc.	2.950%	6/30/30	100	87
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	160	126
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	75	48
	Royalty Pharma plc	1.200%	9/2/25	115	103
	Royalty Pharma plc	1.750%	9/2/27	145	123
	Royalty Pharma plc	2.200%	9/2/30	85	67
	Royalty Pharma plc	3.300%	9/2/40	80	58
	Royalty Pharma plc	3.550%	9/2/50	120	80
	Sanofi	3.625%	6/19/28	100	96
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	200	189
	Smith & Nephew plc	2.032%	10/14/30	110	86
	Stryker Corp.	3.375%	11/1/25	30	29
	Stryker Corp.	3.500%	3/15/26	75	73
	Stryker Corp.	1.950%	6/15/30	35	29
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	250	250
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	295	243
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	154
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	215	151
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	48
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	280	261
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	110	98
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	170	140
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	165	124
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	80	71
	UnitedHealth Group Inc.	3.500%	2/15/24	130	128
	UnitedHealth Group Inc.	0.550%	5/15/24	120	113
	UnitedHealth Group Inc.	2.375%	8/15/24	65	63
	UnitedHealth Group Inc.	3.750%	7/15/25	210	206
	UnitedHealth Group Inc.	5.150%	10/15/25	90	91
	UnitedHealth Group Inc.	3.100%	3/15/26	200	192
	UnitedHealth Group Inc.	1.150%	5/15/26	100	90
	UnitedHealth Group Inc.	3.450%	1/15/27	25	24
	UnitedHealth Group Inc.	2.950%	10/15/27	125	116
	UnitedHealth Group Inc.	5.250%	2/15/28	80	82
	UnitedHealth Group Inc.	3.850%	6/15/28	145	140
	UnitedHealth Group Inc.	3.875%	12/15/28	105	101
	UnitedHealth Group Inc.	4.000%	5/15/29	25	24
	UnitedHealth Group Inc.	2.875%	8/15/29	165	149
	UnitedHealth Group Inc.	5.300%	2/15/30	50	52
	UnitedHealth Group Inc.	2.000%	5/15/30	150	125
	UnitedHealth Group Inc.	2.300%	5/15/31	190	159
	UnitedHealth Group Inc.	4.200%	5/15/32	105	101
	UnitedHealth Group Inc.	5.350%	2/15/33	80	83
	UnitedHealth Group Inc.	4.625%	7/15/35	110	108
	UnitedHealth Group Inc.	5.800%	3/15/36	127	136
	UnitedHealth Group Inc.	6.875%	2/15/38	190	223
	UnitedHealth Group Inc.	3.500%	8/15/39	90	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.050%	5/15/41	75	58
	UnitedHealth Group Inc.	4.250%	3/15/43	35	32
	UnitedHealth Group Inc.	4.750%	7/15/45	215	205
	UnitedHealth Group Inc.	4.200%	1/15/47	145	126
	UnitedHealth Group Inc.	3.750%	10/15/47	150	122
	UnitedHealth Group Inc.	4.250%	6/15/48	185	162
	UnitedHealth Group Inc.	4.450%	12/15/48	150	136
	UnitedHealth Group Inc.	3.700%	8/15/49	80	64
	UnitedHealth Group Inc.	2.900%	5/15/50	50	35
	UnitedHealth Group Inc.	3.250%	5/15/51	225	166
	UnitedHealth Group Inc.	4.750%	5/15/52	150	142
	UnitedHealth Group Inc.	5.875%	2/15/53	155	171
	UnitedHealth Group Inc.	3.875%	8/15/59	35	28
	UnitedHealth Group Inc.	3.125%	5/15/60	65	45
	UnitedHealth Group Inc.	4.950%	5/15/62	225	216
	UnitedHealth Group Inc.	6.050%	2/15/63	250	281
	Utah Acquisition Sub Inc.	3.950%	6/15/26	115	108
	Utah Acquisition Sub Inc.	5.250%	6/15/46	115	90
	Viatris Inc.	1.650%	6/22/25	175	159
	Viatris Inc.	2.700%	6/22/30	80	64
	Viatris Inc.	3.850%	6/22/40	45	31
	Viatris Inc.	4.000%	6/22/50	105	69
	Wyeth LLC	6.500%	2/1/34	155	177
	Wyeth LLC	5.950%	4/1/37	185	203
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	125	116
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	50	48
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	90	73
	Zoetis Inc.	4.500%	11/13/25	100	99
	Zoetis Inc.	3.000%	9/12/27	50	46
	Zoetis Inc.	2.000%	5/15/30	80	66
	Zoetis Inc.	4.700%	2/1/43	170	158
					48,970
Industrials (1.5%)
	Amphenol Corp.	2.800%	2/15/30	130	113
	Amphenol Corp.	2.200%	9/15/31	50	40
	Carrier Global Corp.	2.242%	2/15/25	150	142
	Carrier Global Corp.	2.493%	2/15/27	125	113
	Carrier Global Corp.	2.722%	2/15/30	150	128
	Carrier Global Corp.	2.700%	2/15/31	10	8
	Carrier Global Corp.	3.377%	4/5/40	125	97
	Carrier Global Corp.	3.577%	4/5/50	260	191
	Deere & Co.	3.900%	6/9/42	125	114
	Deere & Co.	3.750%	4/15/50	80	70
	FedEx Corp.	3.250%	4/1/26	180	173
	FedEx Corp.	3.100%	8/5/29	45	40
	FedEx Corp.	4.250%	5/15/30	135	127
	FedEx Corp.	2.400%	5/15/31	35	29
	FedEx Corp.	3.250%	5/15/41	125	91
	FedEx Corp.	5.100%	1/15/44	50	45
	FedEx Corp.	4.750%	11/15/45	130	113
	FedEx Corp.	4.550%	4/1/46	200	165
	FedEx Corp.	4.400%	1/15/47	20	16
	FedEx Corp.	4.050%	2/15/48	115	89
	FedEx Corp.	4.950%	10/17/48	75	66
	FedEx Corp.	5.250%	5/15/50	110	101
	Illinois Tool Works Inc.	2.650%	11/15/26	125	118
	Illinois Tool Works Inc.	3.900%	9/1/42	100	87
[1]	John Deere Capital Corp.	0.450%	1/17/24	60	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	1.250%	1/10/25	80	75
[1]	John Deere Capital Corp.	3.450%	3/13/25	115	112
[1]	John Deere Capital Corp.	3.400%	6/6/25	180	176
[1]	John Deere Capital Corp.	4.050%	9/8/25	75	74
[1]	John Deere Capital Corp.	0.700%	1/15/26	75	67
[1]	John Deere Capital Corp.	4.150%	9/15/27	100	98
	Otis Worldwide Corp.	2.056%	4/5/25	128	120
	Otis Worldwide Corp.	2.565%	2/15/30	160	136
	Otis Worldwide Corp.	3.362%	2/15/50	70	50
	Republic Services Inc.	2.500%	8/15/24	80	77
	Republic Services Inc.	3.950%	5/15/28	75	72
	Republic Services Inc.	1.750%	2/15/32	30	23
	Southwest Airlines Co.	5.250%	5/4/25	150	151
	Southwest Airlines Co.	5.125%	6/15/27	280	282
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	70	65
	United Parcel Service Inc.	3.900%	4/1/25	159	157
	United Parcel Service Inc.	3.050%	11/15/27	75	72
	United Parcel Service Inc.	3.400%	3/15/29	82	77
	United Parcel Service Inc.	4.450%	4/1/30	67	67
	United Parcel Service Inc.	6.200%	1/15/38	135	153
	United Parcel Service Inc.	3.750%	11/15/47	50	42
	United Parcel Service Inc.	4.250%	3/15/49	75	68
	United Parcel Service Inc.	5.300%	4/1/50	190	202
	Waste Connections Inc.	4.200%	1/15/33	65	61
	Waste Connections Inc.	2.950%	1/15/52	120	82
	Waste Management Inc.	3.150%	11/15/27	65	61
	Waste Management Inc.	1.500%	3/15/31	70	56
	Waste Management Inc.	4.150%	4/15/32	40	39
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	80	74
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	130	124
	WW Grainger Inc.	4.600%	6/15/45	150	140
					5,386
Materials (1.3%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	165	139
	Air Products and Chemicals Inc.	2.700%	5/15/40	35	27
	Air Products and Chemicals Inc.	2.800%	5/15/50	80	57
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	60	52
	ArcelorMittal SA	6.550%	11/29/27	100	101
	ArcelorMittal SA	6.800%	11/29/32	100	101
	Berry Global Inc.	0.950%	2/15/24	125	118
	Berry Global Inc.	1.570%	1/15/26	150	134
	Carlisle Cos. Inc.	2.750%	3/1/30	95	80
	Celanese US Holdings LLC	5.900%	7/5/24	120	119
	Celanese US Holdings LLC	6.050%	3/15/25	245	244
	Celanese US Holdings LLC	6.165%	7/15/27	200	196
	Celanese US Holdings LLC	6.330%	7/15/29	75	72
	Celanese US Holdings LLC	6.379%	7/15/32	95	91
	CF Industries Inc.	5.150%	3/15/34	90	86
	CF Industries Inc.	4.950%	6/1/43	100	87
	CF Industries Inc.	5.375%	3/15/44	50	46
	DuPont de Nemours Inc.	4.493%	11/15/25	205	204
	DuPont de Nemours Inc.	4.725%	11/15/28	170	169
	DuPont de Nemours Inc.	5.319%	11/15/38	165	161
	DuPont de Nemours Inc.	5.419%	11/15/48	230	223
	Eagle Materials Inc.	2.500%	7/1/31	85	67
	Huntsman International LLC	4.500%	5/1/29	105	95
	International Flavors & Fragrances Inc.	5.000%	9/26/48	55	47
	Martin Marietta Materials Inc.	2.400%	7/15/31	110	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	3.200%	7/15/51	100	69
	Newmont Corp.	2.250%	10/1/30	165	134
	Newmont Corp.	2.600%	7/15/32	90	72
	Newmont Corp.	6.250%	10/1/39	70	74
	Newmont Corp.	4.875%	3/15/42	105	96
	Nutrien Ltd.	4.200%	4/1/29	115	109
	Nutrien Ltd.	5.000%	4/1/49	84	77
	Rio Tinto Alcan Inc.	6.125%	12/15/33	170	182
	Sherwin-Williams Co.	3.450%	6/1/27	150	141
	Sherwin-Williams Co.	2.950%	8/15/29	94	83
	Sherwin-Williams Co.	4.500%	6/1/47	120	104
	Suzano Austria GmbH	6.000%	1/15/29	215	214
	Suzano Austria GmbH	5.000%	1/15/30	110	103
	Suzano Austria GmbH	3.750%	1/15/31	125	105
[1]	Suzano Austria GmbH	3.125%	1/15/32	40	31
	Vulcan Materials Co.	3.500%	6/1/30	90	80
	WRKCo Inc.	4.900%	3/15/29	110	106
					4,586
Real Estate (2.0%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	100	88
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	95	73
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	113	84
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	60	49
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	85	55
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	95	69
	American Tower Corp.	2.400%	3/15/25	100	94
	American Tower Corp.	4.000%	6/1/25	65	63
	American Tower Corp.	3.375%	10/15/26	85	79
	American Tower Corp.	2.750%	1/15/27	70	63
	American Tower Corp.	3.550%	7/15/27	65	60
	American Tower Corp.	3.800%	8/15/29	240	220
	American Tower Corp.	2.900%	1/15/30	70	60
	American Tower Corp.	2.100%	6/15/30	95	76
	American Tower Corp.	1.875%	10/15/30	120	94
	American Tower Corp.	3.100%	6/15/50	110	73
	American Tower Corp.	2.950%	1/15/51	105	67
	Boston Properties LP	3.200%	1/15/25	45	43
	Boston Properties LP	3.650%	2/1/26	170	162
	Boston Properties LP	2.750%	10/1/26	70	64
	Boston Properties LP	4.500%	12/1/28	105	98
	Boston Properties LP	3.400%	6/21/29	133	115
	Boston Properties LP	3.250%	1/30/31	120	100
	Boston Properties LP	2.550%	4/1/32	90	69
	Boston Properties LP	2.450%	10/1/33	100	74
	Brixmor Operating Partnership LP	4.125%	5/15/29	85	76
	Brixmor Operating Partnership LP	4.050%	7/1/30	140	123
	Camden Property Trust	2.800%	5/15/30	100	86
	Crown Castle Inc.	3.200%	9/1/24	70	68
	Crown Castle Inc.	4.450%	2/15/26	70	68
	Crown Castle Inc.	3.700%	6/15/26	150	143
	Crown Castle Inc.	1.050%	7/15/26	130	113
	Crown Castle Inc.	2.900%	3/15/27	50	46
	Crown Castle Inc.	3.650%	9/1/27	60	56
	Crown Castle Inc.	3.800%	2/15/28	100	93
	Crown Castle Inc.	3.300%	7/1/30	130	115
	Crown Castle Inc.	2.250%	1/15/31	75	61
	Crown Castle Inc.	2.100%	4/1/31	140	111
	Crown Castle Inc.	2.500%	7/15/31	60	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	2.900%	4/1/41	125	88
	Crown Castle Inc.	3.250%	1/15/51	92	63
	Digital Realty Trust LP	3.700%	8/15/27	110	103
	Digital Realty Trust LP	3.600%	7/1/29	120	109
	Equinix Inc.	2.625%	11/18/24	105	100
	Equinix Inc.	3.200%	11/18/29	165	145
	Equinix Inc.	2.150%	7/15/30	94	76
	Equinix Inc.	3.900%	4/15/32	140	125
	ERP Operating LP	4.500%	7/1/44	65	57
	GLP Capital LP	5.250%	6/1/25	45	44
	GLP Capital LP	5.375%	4/15/26	90	87
	GLP Capital LP	5.300%	1/15/29	70	66
	GLP Capital LP	3.250%	1/15/32	70	56
	Healthcare Realty Holdings LP	2.000%	3/15/31	85	65
	Healthpeak Properties Inc.	3.000%	1/15/30	80	69
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	30	25
	Prologis LP	2.250%	4/15/30	125	105
	Prologis LP	1.250%	10/15/30	40	31
	Realty Income Corp.	3.250%	1/15/31	105	92
	Realty Income Corp.	5.625%	10/13/32	25	26
	Sabra Health Care LP	3.200%	12/1/31	80	60
	Simon Property Group LP	2.000%	9/13/24	55	52
	Simon Property Group LP	3.375%	10/1/24	100	97
	Simon Property Group LP	3.500%	9/1/25	45	43
	Simon Property Group LP	3.300%	1/15/26	220	210
	Simon Property Group LP	3.250%	11/30/26	50	47
	Simon Property Group LP	3.375%	6/15/27	35	33
	Simon Property Group LP	3.375%	12/1/27	120	112
	Simon Property Group LP	2.450%	9/13/29	140	118
	Simon Property Group LP	2.650%	7/15/30	110	93
	Simon Property Group LP	3.250%	9/13/49	98	66
	Simon Property Group LP	3.800%	7/15/50	60	45
	Sun Communities Operating LP	2.700%	7/15/31	155	121
	Ventas Realty LP	4.400%	1/15/29	30	28
	VICI Properties LP	4.750%	2/15/28	130	124
	VICI Properties LP	4.950%	2/15/30	105	100
	VICI Properties LP	5.125%	5/15/32	180	168
	VICI Properties LP	5.625%	5/15/52	65	59
	Welltower Inc.	3.625%	3/15/24	165	162
	Welltower Inc.	4.000%	6/1/25	106	103
	Welltower Inc.	4.250%	4/15/28	130	123
	Welltower Inc.	3.100%	1/15/30	120	102
	Welltower Inc.	2.800%	6/1/31	10	8
					6,906
Technology (12.6%)
	Adobe Inc.	3.250%	2/1/25	110	108
	Adobe Inc.	2.150%	2/1/27	115	106
	Adobe Inc.	2.300%	2/1/30	125	108
	Analog Devices Inc.	1.700%	10/1/28	110	94
	Analog Devices Inc.	2.100%	10/1/31	140	115
	Analog Devices Inc.	2.950%	10/1/51	105	75
	Apple Inc.	3.000%	2/9/24	180	177
	Apple Inc.	3.450%	5/6/24	245	241
	Apple Inc.	2.850%	5/11/24	198	193
	Apple Inc.	1.800%	9/11/24	120	115
	Apple Inc.	2.750%	1/13/25	195	189
	Apple Inc.	2.500%	2/9/25	160	154
	Apple Inc.	1.125%	5/11/25	255	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.200%	5/13/25	25	24
	Apple Inc.	0.550%	8/20/25	115	104
	Apple Inc.	0.700%	2/8/26	150	134
	Apple Inc.	3.250%	2/23/26	425	411
	Apple Inc.	2.450%	8/4/26	250	234
	Apple Inc.	2.050%	9/11/26	232	214
	Apple Inc.	3.350%	2/9/27	215	208
	Apple Inc.	3.200%	5/11/27	205	197
	Apple Inc.	3.000%	6/20/27	110	105
	Apple Inc.	2.900%	9/12/27	280	265
	Apple Inc.	3.000%	11/13/27	90	85
	Apple Inc.	1.200%	2/8/28	70	60
	Apple Inc.	1.400%	8/5/28	210	180
	Apple Inc.	3.250%	8/8/29	120	113
	Apple Inc.	2.200%	9/11/29	225	197
	Apple Inc.	1.650%	5/11/30	270	225
	Apple Inc.	1.250%	8/20/30	50	40
	Apple Inc.	1.650%	2/8/31	310	254
	Apple Inc.	1.700%	8/5/31	100	81
	Apple Inc.	3.350%	8/8/32	150	138
	Apple Inc.	4.500%	2/23/36	163	165
	Apple Inc.	2.375%	2/8/41	130	95
	Apple Inc.	3.850%	5/4/43	230	205
	Apple Inc.	4.450%	5/6/44	25	24
	Apple Inc.	3.450%	2/9/45	130	108
	Apple Inc.	4.375%	5/13/45	170	162
	Apple Inc.	4.650%	2/23/46	315	308
	Apple Inc.	3.850%	8/4/46	240	209
	Apple Inc.	4.250%	2/9/47	175	165
	Apple Inc.	3.750%	9/12/47	185	158
	Apple Inc.	3.750%	11/13/47	145	125
	Apple Inc.	2.950%	9/11/49	165	121
	Apple Inc.	2.650%	5/11/50	215	149
	Apple Inc.	2.400%	8/20/50	145	96
	Apple Inc.	2.650%	2/8/51	320	220
	Apple Inc.	2.700%	8/5/51	195	135
	Apple Inc.	3.950%	8/8/52	190	165
	Apple Inc.	2.550%	8/20/60	120	78
	Apple Inc.	2.800%	2/8/61	225	151
	Apple Inc.	2.850%	8/5/61	170	116
	Apple Inc.	4.100%	8/8/62	160	139
	Applied Materials Inc.	3.300%	4/1/27	151	145
	Applied Materials Inc.	1.750%	6/1/30	30	25
	Applied Materials Inc.	4.350%	4/1/47	145	135
	Autodesk Inc.	2.400%	12/15/31	120	97
	Automatic Data Processing Inc.	3.375%	9/15/25	110	107
	Automatic Data Processing Inc.	1.700%	5/15/28	55	48
	Automatic Data Processing Inc.	1.250%	9/1/30	165	132
	Broadcom Corp.	3.625%	1/15/24	70	69
	Broadcom Corp.	3.875%	1/15/27	280	265
	Broadcom Corp.	3.500%	1/15/28	110	101
	Broadcom Inc.	3.150%	11/15/25	92	88
	Broadcom Inc.	3.459%	9/15/26	40	38
[2]	Broadcom Inc.	1.950%	2/15/28	110	94
	Broadcom Inc.	4.110%	9/15/28	250	234
[2]	Broadcom Inc.	4.000%	4/15/29	50	46
	Broadcom Inc.	4.750%	4/15/29	165	158
	Broadcom Inc.	4.150%	11/15/30	190	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Broadcom Inc.	2.450%	2/15/31	280	222
[2]	Broadcom Inc.	4.150%	4/15/32	160	142
	Broadcom Inc.	4.300%	11/15/32	210	187
[2]	Broadcom Inc.	2.600%	2/15/33	180	136
[2]	Broadcom Inc.	3.419%	4/15/33	203	164
[2]	Broadcom Inc.	3.469%	4/15/34	225	179
[2]	Broadcom Inc.	3.137%	11/15/35	200	148
[2]	Broadcom Inc.	3.187%	11/15/36	365	267
[2]	Broadcom Inc.	4.926%	5/15/37	272	239
[2]	Broadcom Inc.	3.500%	2/15/41	340	246
[2]	Broadcom Inc.	3.750%	2/15/51	215	151
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	110	94
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	115	94
	CDW LLC	2.670%	12/1/26	120	107
	CDW LLC	3.569%	12/1/31	110	91
	Cintas Corp. No. 2	3.700%	4/1/27	145	140
	Cintas Corp. No. 2	4.000%	5/1/32	85	81
	Cisco Systems Inc.	3.625%	3/4/24	125	124
	Cisco Systems Inc.	2.950%	2/28/26	105	101
	Cisco Systems Inc.	2.500%	9/20/26	145	137
	Cisco Systems Inc.	5.900%	2/15/39	180	197
	Cisco Systems Inc.	5.500%	1/15/40	185	195
	Citrix Systems Inc.	4.500%	12/1/27	75	72
	Corning Inc.	4.375%	11/15/57	105	84
	Corning Inc.	5.450%	11/15/79	110	99
	Dell International LLC	4.000%	7/15/24	125	123
	Dell International LLC	5.850%	7/15/25	115	117
	Dell International LLC	6.020%	6/15/26	525	536
	Dell International LLC	4.900%	10/1/26	217	215
	Dell International LLC	5.300%	10/1/29	130	128
	Dell International LLC	8.100%	7/15/36	50	58
[2]	Dell International LLC	3.375%	12/15/41	130	90
	Dell International LLC	8.350%	7/15/46	91	106
[2]	Dell International LLC	3.450%	12/15/51	150	97
	Equifax Inc.	2.600%	12/1/24	145	138
	Equifax Inc.	2.350%	9/15/31	180	139
	Fidelity National Information Services Inc.	0.600%	3/1/24	80	76
	Fidelity National Information Services Inc.	1.150%	3/1/26	220	194
	Fidelity National Information Services Inc.	1.650%	3/1/28	70	59
	Fidelity National Information Services Inc.	2.250%	3/1/31	40	32
	Fidelity National Information Services Inc.	3.100%	3/1/41	70	49
	Fiserv Inc.	2.750%	7/1/24	210	202
	Fiserv Inc.	3.850%	6/1/25	60	58
	Fiserv Inc.	3.200%	7/1/26	195	184
	Fiserv Inc.	2.250%	6/1/27	140	125
	Fiserv Inc.	4.200%	10/1/28	135	129
	Fiserv Inc.	3.500%	7/1/29	215	194
	Fiserv Inc.	2.650%	6/1/30	100	85
	Fiserv Inc.	4.400%	7/1/49	212	176
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	120	114
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	210	210
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	60	54
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	94	97
	HP Inc.	2.200%	6/17/25	185	173
	HP Inc.	1.450%	6/17/26	125	110
	HP Inc.	3.000%	6/17/27	110	101
	HP Inc.	4.000%	4/15/29	140	128
	HP Inc.	3.400%	6/17/30	130	112

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HP Inc.	2.650%	6/17/31	140	110
HP Inc.	4.200%	4/15/32	90	79
HP Inc.	5.500%	1/15/33	55	53
HP Inc.	6.000%	9/15/41	158	154
Intel Corp.	2.875%	5/11/24	60	59
Intel Corp.	3.400%	3/25/25	180	176
Intel Corp.	3.700%	7/29/25	150	147
Intel Corp.	2.600%	5/19/26	65	61
Intel Corp.	3.750%	3/25/27	75	73
Intel Corp.	3.150%	5/11/27	180	171
Intel Corp.	3.750%	8/5/27	150	145
Intel Corp.	1.600%	8/12/28	105	90
Intel Corp.	4.000%	8/5/29	85	81
Intel Corp.	2.450%	11/15/29	170	147
Intel Corp.	3.900%	3/25/30	170	161
Intel Corp.	2.000%	8/12/31	125	101
Intel Corp.	4.150%	8/5/32	140	132
Intel Corp.	4.000%	12/15/32	220	206
Intel Corp.	4.600%	3/25/40	125	115
Intel Corp.	2.800%	8/12/41	120	86
Intel Corp.	4.800%	10/1/41	75	71
Intel Corp.	4.900%	7/29/45	35	33
Intel Corp.	4.100%	5/19/46	100	83
Intel Corp.	4.100%	5/11/47	155	128
Intel Corp.	3.734%	12/8/47	290	224
Intel Corp.	3.250%	11/15/49	285	200
Intel Corp.	4.750%	3/25/50	70	63
Intel Corp.	3.050%	8/12/51	160	108
Intel Corp.	4.900%	8/5/52	125	114
Intel Corp.	3.100%	2/15/60	40	26
Intel Corp.	4.950%	3/25/60	50	45
Intel Corp.	3.200%	8/12/61	90	59
Intel Corp.	5.050%	8/5/62	165	151
International Business Machines Corp.	3.625%	2/12/24	320	316
International Business Machines Corp.	3.000%	5/15/24	215	210
International Business Machines Corp.	3.450%	2/19/26	163	157
International Business Machines Corp.	3.300%	5/15/26	265	253
International Business Machines Corp.	1.700%	5/15/27	165	146
International Business Machines Corp.	4.150%	7/27/27	100	98
International Business Machines Corp.	3.500%	5/15/29	325	303
International Business Machines Corp.	1.950%	5/15/30	180	148
International Business Machines Corp.	4.150%	5/15/39	225	198
International Business Machines Corp.	4.000%	6/20/42	135	114
International Business Machines Corp.	4.250%	5/15/49	265	226
International Business Machines Corp.	2.950%	5/15/50	125	84
International Business Machines Corp.	4.900%	7/27/52	80	74
KLA Corp.	4.650%	11/1/24	88	88
KLA Corp.	4.100%	3/15/29	140	137
KLA Corp.	4.650%	7/15/32	100	99
KLA Corp.	3.300%	3/1/50	95	71
KLA Corp.	4.950%	7/15/52	165	160
KLA Corp.	5.250%	7/15/62	80	81
Lam Research Corp.	3.750%	3/15/26	95	93
Lam Research Corp.	4.000%	3/15/29	170	164
Lam Research Corp.	1.900%	6/15/30	65	54
Lam Research Corp.	4.875%	3/15/49	105	102
Lam Research Corp.	2.875%	6/15/50	90	64
Marvell Technology Inc.	2.950%	4/15/31	105	86

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microchip Technology Inc.	0.972%	2/15/24	220	208
Microchip Technology Inc.	4.250%	9/1/25	145	141
Micron Technology Inc.	4.663%	2/15/30	90	83
Micron Technology Inc.	2.703%	4/15/32	160	124
Microsoft Corp.	3.625%	12/15/23	80	79
Microsoft Corp.	2.875%	2/6/24	285	280
Microsoft Corp.	2.700%	2/12/25	150	145
Microsoft Corp.	3.125%	11/3/25	360	350
Microsoft Corp.	2.400%	8/8/26	345	325
Microsoft Corp.	3.300%	2/6/27	420	406
Microsoft Corp.	3.500%	2/12/35	175	163
Microsoft Corp.	3.450%	8/8/36	215	197
Microsoft Corp.	4.100%	2/6/37	75	73
Microsoft Corp.	4.450%	11/3/45	65	64
Microsoft Corp.	3.700%	8/8/46	236	209
Microsoft Corp.	4.250%	2/6/47	150	145
Microsoft Corp.	2.525%	6/1/50	530	366
Microsoft Corp.	2.921%	3/17/52	664	493
Microsoft Corp.	4.500%	2/6/57	110	107
Microsoft Corp.	2.675%	6/1/60	390	263
Microsoft Corp.	3.041%	3/17/62	210	153
Motorola Solutions Inc.	4.600%	5/23/29	100	95
Motorola Solutions Inc.	2.300%	11/15/30	110	87
Motorola Solutions Inc.	2.750%	5/24/31	65	52
NetApp Inc.	1.875%	6/22/25	100	92
NVIDIA Corp.	0.584%	6/14/24	95	89
NVIDIA Corp.	3.200%	9/16/26	150	144
NVIDIA Corp.	1.550%	6/15/28	160	137
NVIDIA Corp.	2.850%	4/1/30	80	71
NVIDIA Corp.	2.000%	6/15/31	80	65
NVIDIA Corp.	3.500%	4/1/40	160	133
NVIDIA Corp.	3.500%	4/1/50	165	129
NXP BV	4.875%	3/1/24	35	35
NXP BV	4.300%	6/18/29	145	136
NXP BV	3.400%	5/1/30	135	117
NXP BV	2.500%	5/11/31	110	87
NXP BV	2.650%	2/15/32	30	24
NXP BV	5.000%	1/15/33	135	128
NXP BV	3.250%	5/11/41	95	68
Oracle Corp.	3.400%	7/8/24	235	230
Oracle Corp.	2.950%	11/15/24	215	207
Oracle Corp.	2.500%	4/1/25	350	331
Oracle Corp.	2.950%	5/15/25	280	267
Oracle Corp.	5.800%	11/10/25	125	128
Oracle Corp.	1.650%	3/25/26	300	269
Oracle Corp.	2.650%	7/15/26	295	272
Oracle Corp.	2.800%	4/1/27	265	242
Oracle Corp.	3.250%	11/15/27	290	267
Oracle Corp.	2.300%	3/25/28	210	182
Oracle Corp.	6.150%	11/9/29	125	131
Oracle Corp.	2.950%	4/1/30	315	270
Oracle Corp.	2.875%	3/25/31	210	176
Oracle Corp.	6.250%	11/9/32	170	179
Oracle Corp.	4.300%	7/8/34	220	195
Oracle Corp.	3.900%	5/15/35	35	29
Oracle Corp.	3.850%	7/15/36	130	106
Oracle Corp.	3.800%	11/15/37	180	143
Oracle Corp.	6.500%	4/15/38	165	172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	6.125%	7/8/39	190	191
	Oracle Corp.	3.600%	4/1/40	325	244
	Oracle Corp.	5.375%	7/15/40	245	227
	Oracle Corp.	3.650%	3/25/41	175	130
	Oracle Corp.	4.500%	7/8/44	140	114
	Oracle Corp.	4.125%	5/15/45	250	191
	Oracle Corp.	4.000%	7/15/46	310	230
	Oracle Corp.	4.000%	11/15/47	140	104
	Oracle Corp.	3.600%	4/1/50	416	290
	Oracle Corp.	3.950%	3/25/51	350	257
	Oracle Corp.	6.900%	11/9/52	320	354
	Oracle Corp.	4.375%	5/15/55	165	125
	Oracle Corp.	3.850%	4/1/60	295	199
	Oracle Corp.	4.100%	3/25/61	160	114
	Qorvo Inc.	4.375%	10/15/29	95	84
	QUALCOMM Inc.	2.900%	5/20/24	95	93
	QUALCOMM Inc.	3.450%	5/20/25	75	73
	QUALCOMM Inc.	3.250%	5/20/27	152	145
	QUALCOMM Inc.	1.300%	5/20/28	20	17
	QUALCOMM Inc.	2.150%	5/20/30	285	243
	QUALCOMM Inc.	1.650%	5/20/32	45	35
	QUALCOMM Inc.	4.650%	5/20/35	85	83
	QUALCOMM Inc.	4.800%	5/20/45	135	129
	QUALCOMM Inc.	4.300%	5/20/47	180	159
	QUALCOMM Inc.	3.250%	5/20/50	50	37
	QUALCOMM Inc.	4.500%	5/20/52	90	80
	QUALCOMM Inc.	6.000%	5/20/53	75	82
	Quanta Services Inc.	2.900%	10/1/30	120	100
	RELX Capital Inc.	4.000%	3/18/29	105	99
	RELX Capital Inc.	3.000%	5/22/30	75	65
	Roper Technologies Inc.	4.200%	9/15/28	85	82
	Roper Technologies Inc.	1.750%	2/15/31	30	23
[2]	S&P Global Inc.	2.450%	3/1/27	150	138
[2]	S&P Global Inc.	2.700%	3/1/29	130	116
[2]	S&P Global Inc.	4.250%	5/1/29	70	68
[2]	S&P Global Inc.	2.900%	3/1/32	155	134
[2]	S&P Global Inc.	3.700%	3/1/52	120	97
	Salesforce Inc.	0.625%	7/15/24	110	103
	Salesforce Inc.	3.700%	4/11/28	180	174
	Salesforce Inc.	1.500%	7/15/28	45	39
	Salesforce Inc.	1.950%	7/15/31	155	127
	Salesforce Inc.	2.700%	7/15/41	140	104
	Salesforce Inc.	2.900%	7/15/51	275	191
	Salesforce Inc.	3.050%	7/15/61	120	81
	ServiceNow Inc.	1.400%	9/1/30	193	150
	Texas Instruments Inc.	1.375%	3/12/25	90	84
	Texas Instruments Inc.	2.250%	9/4/29	130	113
	Texas Instruments Inc.	3.875%	3/15/39	70	63
	Texas Instruments Inc.	4.150%	5/15/48	145	130
	TSMC Arizona Corp.	1.750%	10/25/26	160	142
	TSMC Arizona Corp.	3.875%	4/22/27	70	67
	TSMC Arizona Corp.	2.500%	10/25/31	125	104
	TSMC Arizona Corp.	4.250%	4/22/32	130	125
	TSMC Arizona Corp.	3.125%	10/25/41	10	8
	TSMC Arizona Corp.	3.250%	10/25/51	140	100
	TSMC Arizona Corp.	4.500%	4/22/52	100	92
	Verisk Analytics Inc.	4.000%	6/15/25	211	207
	VMware Inc.	1.000%	8/15/24	65	60

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VMware Inc.	4.500%	5/15/25	40	40
VMware Inc.	1.400%	8/15/26	175	154
VMware Inc.	3.900%	8/21/27	160	151
VMware Inc.	1.800%	8/15/28	125	103
VMware Inc.	4.700%	5/15/30	120	113
VMware Inc.	2.200%	8/15/31	70	54
Western Digital Corp.	4.750%	2/15/26	240	226
Workday Inc.	3.500%	4/1/27	145	137
Workday Inc.	3.700%	4/1/29	180	166
Workday Inc.	3.800%	4/1/32	170	152
Xilinx Inc.	2.950%	6/1/24	80	78
Xilinx Inc.	2.375%	6/1/30	105	89
				44,049
Utilities (0.1%)
American Water Capital Corp.	4.450%	6/1/32	10	10
American Water Capital Corp.	6.593%	10/15/37	82	91
American Water Capital Corp.	3.750%	9/1/47	95	75
Commonwealth Edison Co.	4.000%	3/1/48	75	63
				239
Total Investments (98.8%) (Cost $395,081)				345,856
Other Assets and Liabilities—Net (1.2%)				4,170
Net Assets (100%)				350,026
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $8,436,000, representing 2.4% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
4	Securities with a value of $33,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2023	8	868	5
Ultra 10-Year U.S. Treasury Note	March 2023	9	1,077	9
				14

Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	(4)	(821)	(2)
10-Year U.S. Treasury Note	March 2023	(4)	(454)	(3)
Long U.S. Treasury Bond	March 2023	(4)	(508)	(2)
Ultra Long U.S. Treasury Bond	March 2023	(2)	(273)	(1)
				(8)
				6

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	345,856	—	345,856

Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Liabilities
Futures Contracts[1]	8	—	—	8
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.